UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Long Duration U.S. Credit Fund

U.S. Credit Fund

Retirement Income 2040 Fund

Cash Flow Matched Bond Fund

Global Developed Equity Index Fund

Semi-Annual Report	April 30, 2022

Investment Adviser: Legal and General Investment Management America

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022

TABLE OF CONTENTS

Schedules of Investments	1

Notes to Financial Statements	111

Disclosure of Fund Expenses	123

Liquidity Risk Management Program	125

Approval of Investment Advisory Agreement	126

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-833-44-LGIMA; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTING †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 83.7%

	Face Amount	Value

COMMUNICATION SERVICES — 12.6%
Alphabet
1.900%, 08/15/2040	$40,000	$29,302
America Movil
6.125%, 03/30/2040	45,000	51,002
AT&T
6.550%, 02/15/2039	15,000	17,705
4.500%, 05/15/2035	125,000	123,184
3.650%, 09/15/2059	115,000	88,699
3.550%, 09/15/2055	555,000	429,445
Charter Communications Operating
4.800%, 03/01/2050	85,000	69,638
3.850%, 04/01/2061	5,000	3,407
3.700%, 04/01/2051	105,000	74,057
3.500%, 06/01/2041	110,000	80,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
Comcast
3.400%, 04/01/2030	$190,000	$180,397
2.987%, 11/01/2063 (A)	15,000	10,587
2.937%, 11/01/2056 (A)	338,000	241,780
2.887%, 11/01/2051 (A)	175,000	129,041
Magallanes
5.391%, 03/15/2062 (A)	15,000	13,315
5.141%, 03/15/2052 (A)	105,000	93,611
5.050%, 03/15/2042 (A)	80,000	72,882
Paramount Global
5.850%, 09/01/2043	150,000	151,585
4.375%, 03/15/2043	40,000	33,061
Rogers Communications
5.000%, 03/15/2044	20,000	19,386
Time Warner Cable
5.875%, 11/15/2040	105,000	102,716
4.500%, 09/15/2042	50,000	41,336
T-Mobile USA
3.000%, 02/15/2041	60,000	45,727
Verizon Communications
3.550%, 03/22/2051	285,000	234,045
3.400%, 03/22/2041	130,000	109,287
2.987%, 10/30/2056	145,000	102,669
Vodafone Group
4.250%, 09/17/2050	60,000	52,169
Walt Disney
3.600%, 01/13/2051	65,000	56,106
3.500%, 05/13/2040	85,000	74,858
2.750%, 09/01/2049	70,000	52,399

		2,783,778

CONSUMER DISCRETIONARY — 3.1%
Amazon.com
3.950%, 04/13/2052	110,000	105,417
3.100%, 05/12/2051	90,000	74,089
2.875%, 05/12/2041	50,000	41,409

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
General Motors
5.150%, 04/01/2038	$50,000	$47,096
General Motors Financial
3.600%, 06/21/2030	35,000	31,481
Home Depot
3.625%, 04/15/2052	55,000	48,367
3.350%, 04/15/2050	50,000	41,995
3.300%, 04/15/2040	90,000	78,733
3.125%, 12/15/2049	35,000	28,070
Lowe’s
4.450%, 04/01/2062	30,000	26,785
4.250%, 04/01/2052	15,000	13,479
Target
2.950%, 01/15/2052	15,000	11,906
University of Southern California
3.028%, 10/01/2039	150,000	127,870

		676,697

CONSUMER STAPLES — 7.8%
7-Eleven
2.800%, 02/10/2051 (A)	20,000	13,827
2.500%, 02/10/2041 (A)	45,000	32,361
Altria Group
5.950%, 02/14/2049	80,000	78,120
3.700%, 02/04/2051	70,000	49,899
3.400%, 02/04/2041	120,000	87,798
2.450%, 02/04/2032	60,000	48,014
Anheuser-Busch
4.900%, 02/01/2046	275,000	271,049
4.700%, 02/01/2036	215,000	212,778
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	105,000	112,046
BAT Capital
4.758%, 09/06/2049	30,000	24,473
4.540%, 08/15/2047	100,000	79,278

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
4.390%, 08/15/2037	$145,000	$123,448
3.734%, 09/25/2040	5,000	3,736
Coca-Cola
3.000%, 03/05/2051	65,000	53,179
2.500%, 06/01/2040	50,000	40,045
Constellation Brands
4.100%, 02/15/2048	45,000	39,474
Fomento Economico Mexicano
3.500%, 01/16/2050	45,000	36,112
JBS USA LUX
4.375%, 02/02/2052 (A)	45,000	36,526
3.000%, 05/15/2032 (A)	45,000	37,502
Keurig Dr Pepper
4.500%, 04/15/2052	40,000	37,140
Kraft Heinz Foods
5.200%, 07/15/2045	30,000	29,344
4.875%, 10/01/2049	26,000	24,207
Nestle Holdings
4.000%, 09/24/2048 (A)	20,000	19,401
3.900%, 09/24/2038 (A)	40,000	38,451
PepsiCo
2.750%, 10/21/2051	45,000	35,317
2.625%, 10/21/2041	25,000	20,314
Philip Morris International
4.125%, 03/04/2043	60,000	51,627
Walmart
2.650%, 09/22/2051	25,000	19,519
2.500%, 09/22/2041	65,000	52,153

		1,707,138

ENERGY — 9.1%
BP Capital Markets America
3.379%, 02/08/2061	35,000	27,168
3.060%, 06/17/2041	40,000	32,584
3.001%, 03/17/2052	60,000	44,928

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
3.000%, 02/24/2050	$5,000	$3,775
2.939%, 06/04/2051	60,000	44,435
Columbia Pipeline Group
5.800%, 06/01/2045	45,000	48,351
ConocoPhillips
3.800%, 03/15/2052	45,000	40,472
Devon Energy
5.000%, 06/15/2045	35,000	34,072
Diamondback Energy
4.250%, 03/15/2052	15,000	13,128
Energy Transfer
6.250%, 04/15/2049	5,000	5,046
5.400%, 10/01/2047	60,000	55,130
5.150%, 03/15/2045	220,000	198,307
5.000%, 05/15/2050	90,000	80,037
4.900%, 03/15/2035	45,000	42,606
Enterprise Products Operating
4.950%, 10/15/2054	45,000	43,432
4.250%, 02/15/2048	60,000	52,744
4.200%, 01/31/2050	5,000	4,383
3.300%, 02/15/2053	25,000	18,785
3.200%, 02/15/2052	10,000	7,333
Exxon Mobil
4.327%, 03/19/2050	5,000	4,924
4.227%, 03/19/2040	70,000	68,503
3.452%, 04/15/2051	40,000	34,322
3.095%, 08/16/2049	20,000	16,139
Halliburton
5.000%, 11/15/2045	20,000	19,220
Hess
5.800%, 04/01/2047	80,000	84,435
Kinder Morgan
5.550%, 06/01/2045	35,000	35,194
5.200%, 03/01/2048	35,000	33,784
5.050%, 02/15/2046	15,000	14,228
3.250%, 08/01/2050	5,000	3,602

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Marathon Petroleum
4.750%, 09/15/2044	$25,000	$22,981
MPLX
4.500%, 04/15/2038	30,000	27,556
2.650%, 08/15/2030	65,000	55,789
Phillips 66
3.300%, 03/15/2052	35,000	26,907
Phillips 66 Partners
4.900%, 10/01/2046	25,000	24,616
Sabal Trail Transmission
4.832%, 05/01/2048 (A)	40,000	39,478
4.682%, 05/01/2038 (A)	40,000	39,385
Shell International Finance BV
4.125%, 05/11/2035	60,000	59,773
3.750%, 09/12/2046	60,000	54,098
3.000%, 11/26/2051	10,000	7,805
Southern Natural Gas
4.800%, 03/15/2047 (A)	25,000	23,733
Suncor Energy
3.750%, 03/04/2051	50,000	42,112
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	45,000	40,215
TotalEnergies Capital International
3.127%, 05/29/2050	110,000	87,082
2.986%, 06/29/2041	40,000	32,862
TransCanada PipeLines
5.100%, 03/15/2049	15,000	15,624
4.750%, 05/15/2038	110,000	108,103
Williams
6.300%, 04/15/2040	65,000	72,438
5.750%, 06/24/2044	70,000	72,810
2.600%, 03/15/2031	60,000	51,976

		2,016,410

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS — 13.4%
American International Group
4.375%, 06/30/2050	$60,000	$57,966
ASB Bank
2.375%, 10/22/2031 (A)	45,000	38,285
Bank of America
3.311%, U.S. SOFR + 1.580%, 04/22/2042	140,000	114,411
2.972%, U.S. SOFR + 1.330%, 02/04/2033	25,000	21,754
2.972%, U.S. SOFR + 1.560%, 07/21/2052	20,000	14,794
2.687%, U.S. SOFR + 1.320%, 04/22/2032	175,000	150,131
2.572%, U.S. SOFR + 1.210%, 10/20/2032	60,000	50,688
Bank of America MTN
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	15,000	13,472
2.676%, U.S. SOFR + 1.930%, 06/19/2041	170,000	127,168
Berkshire Hathaway Finance
4.200%, 08/15/2048	80,000	76,437
3.850%, 03/15/2052	40,000	35,585
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	25,000	20,355
CI Financial
4.100%, 06/15/2051	70,000	52,200
Citigroup
4.650%, 07/23/2048	45,000	44,346
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039	50,000	45,044
2.904%, U.S. SOFR + 1.379%, 11/03/2042	35,000	26,583
2.561%, U.S. SOFR + 1.167%, 05/01/2032	85,000	71,749
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	25,000	21,463
Corebridge Financial
4.400%, 04/05/2052 (A)	50,000	44,588
4.350%, 04/05/2042 (A)	10,000	9,043
3.900%, 04/05/2032 (A)	45,000	42,234
Everest Reinsurance Holdings
3.125%, 10/15/2052	30,000	22,190
Global Atlantic Finance
3.125%, 06/15/2031 (A)	35,000	29,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Goldman Sachs Group
5.150%, 05/22/2045	$50,000	$50,037
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038	130,000	118,788
3.436%, U.S. SOFR + 1.632%, 02/24/2043	85,000	70,440
3.102%, U.S. SOFR + 1.410%, 02/24/2033	60,000	52,434
2.908%, U.S. SOFR + 1.472%, 07/21/2042	5,000	3,813
2.650%, U.S. SOFR + 1.264%, 10/21/2032	50,000	42,177
1.992%, U.S. SOFR + 1.090%, 01/27/2032	35,000	28,275
Goldman Sachs Group MTN
4.800%, 07/08/2044	70,000	69,523
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033	15,000	14,335
JPMorgan Chase
4.586%, U.S. SOFR + 1.800%, 04/26/2033	20,000	20,090
3.328%, U.S. SOFR + 1.580%, 04/22/2052	175,000	139,582
3.109%, U.S. SOFR + 2.460%, 04/22/2041	135,000	108,204
2.545%, U.S. SOFR + 1.180%, 11/08/2032	45,000	38,098
1.953%, U.S. SOFR + 1.065%, 02/04/2032	125,000	102,064
MetLife
4.721%, 12/15/2044	50,000	50,574
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	50,000	45,650
Morgan Stanley
3.217%, U.S. SOFR + 1.485%, 04/22/2042	95,000	78,051
Morgan Stanley MTN
2.802%, U.S. SOFR + 1.430%, 01/25/2052	60,000	43,652
2.511%, U.S. SOFR + 1.200%, 10/20/2032	20,000	16,813
2.239%, U.S. SOFR + 1.178%, 07/21/2032	50,000	41,272
Prudential Financial MTN
5.750%, 07/15/2033	15,000	16,578
3.700%, 03/13/2051	50,000	43,302
S&P Global
3.900%, 03/01/2062 (A)	10,000	8,734
3.700%, 03/01/2052 (A)	15,000	13,080
UBS MTN
4.500%, 06/26/2048 (A)	25,000	24,536

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
US Bancorp
2.491%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036	$65,000	$54,651
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051	85,000	88,402
4.900%, 11/17/2045	35,000	34,173
4.611%, U.S. SOFR + 2.130%, 04/25/2053	90,000	88,612
4.400%, 06/14/2046	220,000	204,001
2.572%, U.S. SOFR + 1.262%, 02/11/2031	65,000	56,712
Westpac Banking
3.133%, 11/18/2041	25,000	19,389
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	25,000	20,717

		2,936,855

HEALTH CARE — 8.7%
Abbott Laboratories
4.900%, 11/30/2046	35,000	38,246
AbbVie
4.250%, 11/21/2049	200,000	183,172
4.050%, 11/21/2039	155,000	141,844
Amgen
4.400%, 02/22/2062	20,000	17,942
4.200%, 02/22/2052	5,000	4,501
3.375%, 02/21/2050	45,000	35,167
3.350%, 02/22/2032	15,000	13,832
3.150%, 02/21/2040	70,000	56,443
Anthem
3.600%, 03/15/2051	35,000	29,483
BayCare Health System
3.831%, 11/15/2050	15,000	13,743
Baylor Scott & White Holdings
2.839%, 11/15/2050	20,000	15,158
Boston Scientific
4.700%, 03/01/2049	5,000	4,992
4.550%, 03/01/2039	23,000	22,510

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
Bristol-Myers Squibb
3.700%, 03/15/2052	$77,000	$68,236
3.550%, 03/15/2042	35,000	31,262
2.550%, 11/13/2050	68,000	48,928
2.350%, 11/13/2040	20,000	15,150
Cigna
3.200%, 03/15/2040	70,000	57,428
CVS Health
5.050%, 03/25/2048	72,000	72,434
4.780%, 03/25/2038	15,000	14,834
3.250%, 08/15/2029	31,000	28,874
2.700%, 08/21/2040	90,000	67,889
Danaher
2.800%, 12/10/2051	70,000	51,760
2.600%, 10/01/2050	10,000	7,119
DH Europe Finance II Sarl
3.400%, 11/15/2049	15,000	12,659
3.250%, 11/15/2039	45,000	38,938
Gilead Sciences
4.600%, 09/01/2035	40,000	40,333
4.500%, 02/01/2045	15,000	14,171
HCA
4.625%, 03/15/2052 (A)	65,000	56,736
4.375%, 03/15/2042 (A)	10,000	8,692
3.500%, 07/15/2051	38,000	28,182
Kaiser Foundation Hospitals
3.266%, 11/01/2049	25,000	20,656
3.002%, 06/01/2051	60,000	46,516
2.810%, 06/01/2041	45,000	35,610
Merck
2.900%, 12/10/2061	33,000	24,150
2.750%, 12/10/2051	2,000	1,526
2.350%, 06/24/2040	5,000	3,861
New York and Presbyterian Hospital
2.606%, 08/01/2060	10,000	6,817
2.256%, 08/01/2040	15,000	11,310

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
Northwell Healthcare
4.260%, 11/01/2047	$15,000	$13,513
Novartis Capital
2.750%, 08/14/2050	105,000	82,645
Pfizer
2.700%, 05/28/2050	20,000	15,637
2.550%, 05/28/2040	55,000	44,338
Roche Holdings
2.607%, 12/13/2051 (A)	108,000	81,281
Sutter Health
3.361%, 08/15/2050	20,000	15,728
Thermo Fisher Scientific
2.800%, 10/15/2041	40,000	31,994
2.000%, 10/15/2031	2,000	1,681
UnitedHealth Group
3.250%, 05/15/2051	170,000	140,423
3.050%, 05/15/2041	130,000	108,313

		1,926,657

INDUSTRIALS — 8.6%
AerCap Ireland Capital DAC
3.850%, 10/29/2041	10,000	7,728
3.300%, 01/30/2032	120,000	99,844
Boeing
5.930%, 05/01/2060	45,000	44,556
5.805%, 05/01/2050	165,000	165,010
5.705%, 05/01/2040	235,000	234,790
3.625%, 02/01/2031	60,000	54,138
Burlington Northern Santa Fe
4.150%, 04/01/2045	145,000	136,470
2.875%, 06/15/2052	40,000	30,711
Canadian Pacific Railway
6.125%, 09/15/2115	60,000	66,124
3.100%, 12/02/2051	40,000	30,969
3.000%, 12/02/2041	25,000	20,330

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
Carrier Global
3.577%, 04/05/2050	$35,000	$28,075
3.377%, 04/05/2040	40,000	32,845
Caterpillar
4.750%, 05/15/2064	40,000	42,420
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	300,000	293,211
General Dynamics
2.850%, 06/01/2041	15,000	12,211
Lockheed Martin
4.500%, 05/15/2036	45,000	46,424
Northrop Grumman
4.030%, 10/15/2047	130,000	119,766
Raytheon Technologies
4.500%, 06/01/2042	240,000	237,798
3.030%, 03/15/2052	100,000	77,139
Union Pacific
3.799%, 10/01/2051	90,000	80,639
3.500%, 02/14/2053	20,000	16,933
3.375%, 02/14/2042	10,000	8,628
Union Pacific MTN
3.550%, 08/15/2039	15,000	13,478

		1,900,237

INFORMATION TECHNOLOGY — 5.5%
Analog Devices
2.950%, 10/01/2051	40,000	31,347
2.800%, 10/01/2041	40,000	32,334
Apple
3.850%, 05/04/2043	15,000	14,238
2.650%, 02/08/2051	140,000	105,996
2.375%, 02/08/2041	330,000	257,167
Broadcom
3.750%, 02/15/2051 (A)	5,000	3,830
3.500%, 02/15/2041 (A)	50,000	38,883
Intel
3.734%, 12/08/2047	45,000	39,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Microsoft
3.450%, 08/08/2036	$60,000	$57,276
3.041%, 03/17/2062	90,000	71,499
2.921%, 03/17/2052	225,000	182,397
NVIDIA
3.500%, 04/01/2040	25,000	22,585
3.500%, 04/01/2050	10,000	8,829
Oracle
4.125%, 05/15/2045	80,000	63,439
3.650%, 03/25/2041	130,000	100,681
salesforce.com
3.050%, 07/15/2061	20,000	15,268
2.900%, 07/15/2051	45,000	35,218
2.700%, 07/15/2041	55,000	43,677
Visa
2.700%, 04/15/2040	115,000	93,845

		1,218,473

MATERIALS — 2.6%
Anglo American Capital
4.750%, 03/16/2052 (A)	25,000	22,837
Freeport-McMoRan
5.450%, 03/15/2043	131,000	130,942
5.400%, 11/14/2034	4,000	4,095
International Flavors & Fragrances
5.000%, 09/26/2048	5,000	4,905
3.468%, 12/01/2050 (A)	80,000	61,878
3.268%, 11/15/2040 (A)	55,000	44,365
LYB International Finance III
4.200%, 05/01/2050	55,000	47,924
Martin Marietta Materials
3.200%, 07/15/2051	20,000	14,843
Minera Mexico
4.500%, 01/26/2050 (A)	70,000	60,725

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

MATERIALS (continued)
Newmont
5.875%, 04/01/2035	$155,000	$171,178

		563,692

REAL ESTATE — 2.1%
Agree
2.600%, 06/15/2033	50,000	41,177
Alexandria Real Estate Equities
3.550%, 03/15/2052	65,000	52,911
American Homes 4 Rent
4.300%, 04/15/2052	30,000	25,895
3.625%, 04/15/2032	25,000	22,754
3.375%, 07/15/2051	10,000	7,480
Extra Space Storage
2.350%, 03/15/2032	20,000	16,461
Regency Centers
4.650%, 03/15/2049	50,000	49,026
Rexford Industrial Realty
2.150%, 09/01/2031	35,000	28,675
2.125%, 12/01/2030	5,000	4,137
Spirit Realty
2.700%, 02/15/2032	40,000	33,545
Sun Communities Operating
4.200%, 04/15/2032	60,000	56,826
2.700%, 07/15/2031	45,000	38,311
VICI Properties
5.625%, 05/15/2052	35,000	34,863
5.125%, 05/15/2032	60,000	59,543

		471,604

UTILITIES — 10.2%
AEP Texas
3.450%, 01/15/2050	60,000	47,827

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
AEP Transmission
3.650%, 04/01/2050	$35,000	$30,023
AES
2.450%, 01/15/2031	40,000	33,168
Ameren Illinois
4.500%, 03/15/2049	60,000	60,459
American Water Capital
3.450%, 05/01/2050	40,000	33,648
Arizona Public Service
3.500%, 12/01/2049	20,000	16,014
Baltimore Gas and Electric
2.900%, 06/15/2050	45,000	34,238
Berkshire Hathaway Energy
4.250%, 10/15/2050	35,000	32,797
CenterPoint Energy Houston Electric
3.600%, 03/01/2052	20,000	17,706
Commonwealth Edison
3.000%, 03/01/2050	65,000	51,217
Constellation Energy Generation
6.250%, 10/01/2039	28,000	29,304
5.750%, 10/01/2041	25,000	24,615
5.600%, 06/15/2042	85,000	83,396
Consumers Energy
2.500%, 05/01/2060	60,000	40,476
Dominion Energy
3.375%, 04/01/2030	65,000	60,187
Duke Energy Carolinas
4.000%, 09/30/2042	80,000	73,033
3.550%, 03/15/2052	15,000	12,925
Duke Energy Florida
6.350%, 09/15/2037	80,000	93,584
Duke Energy Ohio
4.300%, 02/01/2049	90,000	86,918
Emera US Finance
4.750%, 06/15/2046	45,000	42,116
Entergy
3.750%, 06/15/2050	45,000	37,309

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Entergy Arkansas
2.650%, 06/15/2051	$45,000	$32,496
Entergy Louisiana
3.100%, 06/15/2041	65,000	54,131
Exelon
4.950%, 06/15/2035	65,000	64,979
Florida Power & Light
4.125%, 02/01/2042	65,000	62,854
Georgia Power
3.700%, 01/30/2050	50,000	40,981
MidAmerican Energy
3.150%, 04/15/2050	40,000	32,425
Monongahela Power
5.400%, 12/15/2043 (A)	45,000	47,374
NiSource
4.375%, 05/15/2047	40,000	35,955
Northern States Power
2.900%, 03/01/2050	50,000	39,108
Oglethorpe Power
5.375%, 11/01/2040	65,000	66,975
4.500%, 04/01/2047 (A)	30,000	27,500
3.750%, 08/01/2050	85,000	70,766
Oncor Electric Delivery
7.250%, 01/15/2033	65,000	81,146
5.300%, 06/01/2042	85,000	92,193
3.700%, 05/15/2050	105,000	93,807
Pacific Gas and Electric
4.200%, 06/01/2041	40,000	31,579
3.500%, 08/01/2050	60,000	41,827
3.300%, 08/01/2040	10,000	7,288
PacifiCorp
3.300%, 03/15/2051	50,000	40,804
Potomac Electric Power
4.150%, 03/15/2043	45,000	42,711
PPL Electric Utilities
3.000%, 10/01/2049	60,000	47,722

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Public Service of Colorado
6.250%, 09/01/2037	$50,000	$59,916
2.700%, 01/15/2051	60,000	44,819
San Diego Gas & Electric
3.320%, 04/15/2050	15,000	12,238
Sempra Energy
4.000%, 02/01/2048	25,000	22,000
3.800%, 02/01/2038	40,000	36,468
Southern California Edison
3.650%, 02/01/2050	80,000	64,159
Tucson Electric Power
4.000%, 06/15/2050	5,000	4,486

		2,239,667

TOTAL CORPORATE OBLIGATIONS
(Cost $22,414,356)		18,441,208

U.S. TREASURY OBLIGATIONS — 5.4%

U.S. Treasury Bond
2.375%, 02/15/2042	200,000	176,719
1.875%, 11/15/2051	1,155,000	905,953
U.S. Treasury Note
1.875%, 02/15/2032	120,000	109,575

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,280,840)		1,192,247

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

MUNICIPAL BONDS — 4.9%

	Face Amount	Value

CALIFORNIA — 1.8%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	$100,000	$131,874
California State, GO
7.550%, 04/01/2039	100,000	138,675
Regents of the University of California Medical Center Pooled Revenue, Ser H, GO
6.548%, 05/15/2048	100,000	128,879

		399,428

NEW JERSEY — 1.2%
New Jersey, Turnpike Authority, RB
7.414%, 01/01/2040	200,000	271,601

NEW YORK — 0.5%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100,000	101,429

TEXAS — 1.4%
Dallas County, Hospital District, Ser C, GO
5.621%, 08/15/2044	50,000	59,556
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	100,000	137,814
Texas State, GO
5.517%, 04/01/2039	100,000	116,678

		314,048

TOTAL MUNICIPAL BONDS
(Cost $1,287,223)		1,086,506

SOVEREIGN DEBT — 2.9%

Chile Government International Bond
4.340%, 03/07/2042	50,000	45,518
4.000%, 01/31/2052	10,000	8,536
Mexico Government International Bond
5.750%, 10/12/2110	85,000	76,948
5.000%, 04/27/2051	155,000	137,615
4.500%, 01/31/2050	10,000	8,231
4.400%, 02/12/2052	45,000	35,890
4.280%, 08/14/2041	20,000	16,609

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

SOVEREIGN DEBT (continued)

	Face Amount	Value

Panama Government International Bond
4.500%, 04/16/2050	$85,000	$73,243
3.870%, 07/23/2060	50,000	37,208
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	15,000	12,493
Peruvian Government International Bond
2.844%, 06/20/2030	20,000	17,805
Philippine Government International Bond
3.200%, 07/06/2046	80,000	62,956
2.950%, 05/05/2045	35,000	26,656
Uruguay Government International Bond
5.100%, 06/18/2050	65,000	67,710

TOTAL SOVEREIGN DEBT
(Cost $776,732)		627,418

TOTAL INVESTMENTS — 96.9%
(Cost $25,759,151)		$21,347,379

Percentages are based on Net Assets of $22,023,387.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2022, the value of these securities amounted to $1,600,617, representing 7.3% of the Net Assets of the Fund.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

As of April 30, 2022, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTING †

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 92.1%
	Face Amount	Value

COMMUNICATION SERVICES — 8.0%
Alphabet
1.900%, 08/15/2040	$60,000	$43,952
America Movil
4.375%, 04/22/2049	25,000	23,860
3.625%, 04/22/2029	30,000	28,619
AT&T
3.800%, 12/01/2057	50,000	39,835
3.650%, 09/15/2059	40,000	30,852
3.550%, 09/15/2055	110,000	85,115
3.500%, 09/15/2053	90,000	70,461
2.550%, 12/01/2033	140,000	116,172
Charter Communications Operating
6.384%, 10/23/2035	30,000	31,606
4.908%, 07/23/2025	40,000	40,738
4.800%, 03/01/2050	50,000	40,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

COMMUNICATION SERVICES (continued)
3.900%, 06/01/2052	$40,000	$28,860
3.700%, 04/01/2051	5,000	3,527
3.500%, 06/01/2041	10,000	7,308
Comcast
3.969%, 11/01/2047	30,000	26,891
3.950%, 10/15/2025	40,000	40,462
3.400%, 04/01/2030	20,000	18,989
3.375%, 08/15/2025	40,000	39,863
3.150%, 03/01/2026	40,000	39,279
3.150%, 02/15/2028	70,000	67,327
2.937%, 11/01/2056 (A)	70,000	50,073
2.887%, 11/01/2051 (A)	50,000	36,869
Fox
4.030%, 01/25/2024	40,000	40,392
Magallanes
5.141%, 03/15/2052 (A)	30,000	26,746
5.050%, 03/15/2042 (A)	70,000	63,772
Paramount Global
5.850%, 09/01/2043	85,000	85,898
4.375%, 03/15/2043	20,000	16,531
Sprint Spectrum
4.738%, 03/20/2025 (A)	10,000	10,076
Time Warner Cable
7.300%, 07/01/2038	10,000	11,216
6.750%, 06/15/2039	10,000	10,667
6.550%, 05/01/2037	40,000	41,887
5.875%, 11/15/2040	10,000	9,782
4.500%, 09/15/2042	10,000	8,267
T-Mobile USA
3.500%, 04/15/2025	90,000	88,724
Verizon Communications
3.550%, 03/22/2051	30,000	24,636
3.400%, 03/22/2041	185,000	155,524
2.987%, 10/30/2056	15,000	10,621
Vodafone Group
5.000%, 05/30/2038	10,000	9,938
Walt Disney
6.650%, 11/15/2037	10,000	12,276

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

COMMUNICATION SERVICES (continued)
6.550%, 03/15/2033	$20,000	$23,539
3.600%, 01/13/2051	40,000	34,527
2.750%, 09/01/2049	20,000	14,971
2.000%, 09/01/2029	40,000	34,971

		1,646,582

CONSUMER DISCRETIONARY — 3.9%
Amazon.com
3.950%, 04/13/2052	55,000	52,709
3.875%, 08/22/2037	30,000	29,204
3.100%, 05/12/2051	40,000	32,929
1.650%, 05/12/2028	40,000	35,567
Aptiv
2.396%, 02/18/2025	50,000	48,079
BMW US Capital
3.900%, 04/09/2025 (A)	40,000	40,295
General Motors
6.250%, 10/02/2043	10,000	10,335
5.150%, 04/01/2038	20,000	18,838
General Motors Financial
3.100%, 01/12/2032	80,000	67,471
1.700%, 08/18/2023	120,000	117,614
Home Depot
3.625%, 04/15/2052	50,000	43,970
3.500%, 09/15/2056	30,000	25,149
3.350%, 04/15/2050	20,000	16,798
2.800%, 09/14/2027	50,000	48,063
Hyundai Capital America
1.250%, 09/18/2023 (A)	70,000	67,909
Lowe’s
4.250%, 04/01/2052	25,000	22,465
Massachusetts Institute of Technology
5.600%, 07/01/2111	50,000	62,363
Northwestern University
3.662%, 12/01/2057	10,000	9,393

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
University of Notre Dame du Lac
3.394%, 02/15/2048	$20,000	$18,366
University of Southern California
5.250%, 10/01/2111	20,000	22,638
Volkswagen Group of America Finance
4.625%, 11/13/2025 (A)	10,000	10,253

		800,408

CONSUMER STAPLES — 5.5%
7-Eleven
1.800%, 02/10/2031 (A)	60,000	48,508
1.300%, 02/10/2028 (A)	70,000	59,418
Alimentation Couche-Tard
2.950%, 01/25/2030 (A)	30,000	26,829
Altria Group
5.950%, 02/14/2049	5,000	4,883
5.375%, 01/31/2044	30,000	28,115
4.800%, 02/14/2029	10,000	9,904
4.500%, 05/02/2043	10,000	8,324
3.875%, 09/16/2046	50,000	37,637
3.700%, 02/04/2051	30,000	21,385
3.400%, 05/06/2030	30,000	26,871
2.450%, 02/04/2032	80,000	64,019
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	25,000	26,678
4.750%, 04/15/2058	25,000	23,501
4.600%, 04/15/2048	115,000	108,290
BAT Capital
4.390%, 08/15/2037	70,000	59,595
3.222%, 08/15/2024	90,000	88,749
3.215%, 09/06/2026	120,000	113,430
2.259%, 03/25/2028	80,000	68,314
Hormel Foods
1.700%, 06/03/2028	60,000	53,251
JBS USA LUX
3.000%, 02/02/2029 (A)	45,000	40,050

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

CONSUMER STAPLES (continued)
Keurig Dr Pepper
4.500%, 04/15/2052	$35,000	$32,498
Kraft Heinz Foods
4.875%, 10/01/2049	10,000	9,310
Mars
3.950%, 04/01/2049 (A)	20,000	18,700
Mondelez International
1.875%, 10/15/2032	20,000	16,085
Nestle Holdings
4.000%, 09/24/2048 (A)	10,000	9,701
Reynolds American
4.450%, 06/12/2025	80,000	80,578
Walmart
2.350%, 12/15/2022	70,000	70,237

		1,154,860

ENERGY — 6.5%
BP Capital Markets America
3.379%, 02/08/2061	10,000	7,762
3.060%, 06/17/2041	30,000	24,438
3.001%, 03/17/2052	50,000	37,440
3.000%, 02/24/2050	15,000	11,325
2.939%, 06/04/2051	15,000	11,109
2.772%, 11/10/2050	20,000	14,432
Chevron USA
3.250%, 10/15/2029	70,000	67,346
Columbia Pipeline Group
5.800%, 06/01/2045	20,000	21,490
Devon Energy
5.600%, 07/15/2041	10,000	10,399
Enbridge
2.150%, 02/16/2024	95,000	92,840
Energy Transfer
6.125%, 12/15/2045	40,000	39,390
5.400%, 10/01/2047	30,000	27,565
5.350%, 05/15/2045	10,000	9,158

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

ENERGY (continued)
5.300%, 04/15/2047	$10,000	$9,052
4.950%, 06/15/2028	60,000	60,538
4.000%, 10/01/2027	30,000	29,023
Enterprise Products Operating
3.750%, 02/15/2025	50,000	50,071
EOG Resources
4.375%, 04/15/2030	30,000	30,833
Equities
7.500%, 02/01/2030	25,000	27,690
3.625%, 05/15/2031 (A)	40,000	36,204
Exxon Mobil
4.227%, 03/19/2040	5,000	4,893
3.452%, 04/15/2051	40,000	34,322
3.095%, 08/16/2049	15,000	12,104
Hess
4.300%, 04/01/2027	60,000	59,442
Marathon Petroleum
4.700%, 05/01/2025	90,000	91,340
Midwest Connector Capital
3.900%, 04/01/2024 (A)	80,000	79,517
MPLX
4.500%, 04/15/2038	30,000	27,556
Sabal Trail Transmission
4.246%, 05/01/2028 (A)	90,000	90,382
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	20,000	19,431
Spectra Energy Partners
3.375%, 10/15/2026	40,000	38,940
Suncor Energy
3.100%, 05/15/2025	60,000	58,856
Tennessee Gas Pipeline
7.000%, 10/15/2028	30,000	33,939
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	10,000	8,937
2.800%, 10/15/2022 (A)	40,000	39,991
TotalEnergies Capital International
3.127%, 05/29/2050	50,000	39,583
2.986%, 06/29/2041	30,000	24,646

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

ENERGY (continued)
Valero Energy
2.850%, 04/15/2025	$10,000	$9,727
Williams
5.800%, 11/15/2043	30,000	31,261
2.600%, 03/15/2031	30,000	25,988

		1,348,960

FINANCIALS — 31.5%
American International Group
4.750%, 04/01/2048	20,000	20,499
4.375%, 06/30/2050	50,000	48,305
ANZ New Zealand Int’l
1.250%, 06/22/2026 (A)	100,000	90,111
ASB Bank
1.625%, 10/22/2026 (A)	70,000	63,658
BAE Systems Holdings
3.850%, 12/15/2025 (A)	10,000	9,877
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	70,000	63,535
Banco Santander
3.125%, 02/23/2023	50,000	50,160
2.746%, 05/28/2025	70,000	66,912
2.706%, 06/27/2024	120,000	117,674
Bank of America
3.311%, U.S. SOFR + 1.580%, 04/22/2042	35,000	28,603
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	110,000	109,742
2.972%, U.S. SOFR + 1.330%, 02/04/2033	20,000	17,403
2.972%, U.S. SOFR + 1.560%, 07/21/2052	15,000	11,095
2.687%, U.S. SOFR + 1.320%, 04/22/2032	5,000	4,289
2.572%, U.S. SOFR + 1.210%, 10/20/2032	50,000	42,240
Bank of America MTN
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	10,000	9,406
4.183%, 11/25/2027	90,000	88,472
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	10,000	8,981

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

FINANCIALS (continued)
3.458%, ICE LIBOR USD 3 Month + 0.970%, 03/15/2025	$300,000	$297,199
2.676%, U.S. SOFR + 1.930%, 06/19/2041	110,000	82,285
Bank of Montreal MTN
3.300%, 02/05/2024	80,000	80,014
Bank of New York Mellon MTN
3.450%, 08/11/2023	120,000	120,965
Barclays
3.932%, ICE LIBOR USD 3 Month + 1.610%, 05/07/2025	80,000	79,611
Berkshire Hathaway Finance
3.850%, 03/15/2052	35,000	31,136
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	30,000	24,426
BNP Paribas
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)	60,000	55,977
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)	100,000	88,921
BPCE
1.652%, U.S. SOFR + 1.520%, 10/06/2026 (A)	50,000	45,385
Capital One Financial
3.200%, 01/30/2023	80,000	80,497
CI Financial
4.100%, 06/15/2051	50,000	37,286
Citigroup
5.500%, 09/13/2025	50,000	52,147
4.300%, 11/20/2026	10,000	9,976
3.887%, ICE LIBOR USD 3 Month + 1.563%, 01/10/2028	10,000	9,761
3.200%, 10/21/2026	20,000	19,277
2.976%, U.S. SOFR + 1.422%, 11/05/2030	20,000	17,863
2.904%, U.S. SOFR + 1.379%, 11/03/2042	30,000	22,786
2.561%, U.S. SOFR + 1.167%, 05/01/2032	60,000	50,647
CNO Global Funding
1.750%, 10/07/2026 (A)	60,000	54,171
Corebridge Financial
3.900%, 04/05/2032 (A)	40,000	37,541
3.850%, 04/05/2029 (A)	75,000	71,606
3.500%, 04/04/2025 (A)	65,000	64,341

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

FINANCIALS (continued)
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A)	$70,000	$62,078
Credit Suisse Group
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (A)	100,000	92,308
Credit Suisse NY
3.700%, 02/21/2025	105,000	104,023
Deutsche Bank NY
3.035%, U.S. SOFR + 1.718%, 05/28/2032	30,000	25,028
0.962%, 11/08/2023	70,000	67,454
0.898%, 05/28/2024	90,000	84,951
Discover Bank
3.350%, 02/06/2023	50,000	50,313
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (A)	35,000	31,640
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/2024 (A)	110,000	103,843
First American Financial
2.400%, 08/15/2031	80,000	65,939
GA Global Funding Trust
3.850%, 04/11/2025 (A)	90,000	88,633
1.950%, 09/15/2028 (A)	90,000	77,747
1.000%, 04/08/2024 (A)	100,000	94,829
Goldman Sachs Group
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039	20,000	19,074
3.800%, 03/15/2030	10,000	9,446
3.625%, 01/22/2023	40,000	40,300
3.500%, 01/23/2025	50,000	49,527
3.436%, U.S. SOFR + 1.632%, 02/24/2043	40,000	33,148
3.210%, U.S. SOFR + 1.513%, 04/22/2042	65,000	52,314
2.640%, U.S. SOFR + 1.114%, 02/24/2028	70,000	64,324
2.600%, 02/07/2030	10,000	8,685
1.992%, U.S. SOFR + 1.090%, 01/27/2032	30,000	24,235
1.948%, U.S. SOFR + 0.913%, 10/21/2027	100,000	89,807
1.431%, U.S. SOFR + 0.798%, 03/09/2027	150,000	133,900
Goldman Sachs Group MTN
3.850%, 07/08/2024	40,000	40,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

FINANCIALS (continued)
Guardian Life Global Funding
1.400%, 07/06/2027 (A)	$20,000	$17,889
Huntington Bancshares
4.000%, 05/15/2025	40,000	40,299
ING Groep
4.625%, 01/06/2026 (A)	50,000	50,432
4.252%, U.S. SOFR + 2.070%, 03/28/2033	5,000	4,778
3.869%, U.S. SOFR + 1.640%, 03/28/2026	85,000	84,027
3.550%, 04/09/2024	70,000	69,858
Intercontinental Exchange
3.450%, 09/21/2023	50,000	50,286
1.850%, 09/15/2032	50,000	40,320
JBS Finance Luxembourg Sarl
2.500%, 01/15/2027 (A)	70,000	62,825
JPMorgan Chase
4.586%, U.S. SOFR + 1.800%, 04/26/2033	20,000	20,091
4.250%, 10/01/2027	30,000	29,825
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	60,000	52,900
3.875%, 09/10/2024	10,000	10,034
3.375%, 05/01/2023	20,000	20,117
3.328%, U.S. SOFR + 1.580%, 04/22/2052	60,000	47,857
3.220%, ICE LIBOR USD 3 Month + 1.155%, 03/01/2025	50,000	49,559
3.200%, 01/25/2023	40,000	40,302
2.700%, 05/18/2023	60,000	60,054
2.545%, U.S. SOFR + 1.180%, 11/08/2032	15,000	12,699
2.069%, U.S. SOFR + 1.015%, 06/01/2029	80,000	70,001
1.953%, U.S. SOFR + 1.065%, 02/04/2032	40,000	32,661
Morgan Stanley
4.210%, U.S. SOFR + 1.610%, 04/20/2028	80,000	79,358
3.217%, U.S. SOFR + 1.485%, 04/22/2042	85,000	69,835
Morgan Stanley MTN
2.475%, U.S. SOFR + 1.000%, 01/21/2028	60,000	55,223
2.239%, U.S. SOFR + 1.178%, 07/21/2032	40,000	33,017
2.188%, U.S. SOFR + 1.990%, 04/28/2026	100,000	94,312
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)	80,000	74,332

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

FINANCIALS (continued)
NatWest Group
3.498%, ICE LIBOR USD 3 Month + 1.480%, 05/15/2023	$80,000	$80,004
2.359%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.150%, 05/22/2024	20,000	19,734
New York Life Global Funding
1.850%, 08/01/2031 (A)	40,000	33,149
PNC Financial Services Group
2.600%, 07/23/2026	130,000	124,875
Prudential Financial MTN
3.700%, 03/13/2051	10,000	8,660
RGA Global Funding
2.700%, 01/18/2029 (A)	65,000	58,939
Royal Bank of Canada MTN
2.300%, 11/03/2031	30,000	25,544
S&P Global
2.900%, 03/01/2032 (A)	110,000	99,233
2.450%, 03/01/2027 (A)	90,000	84,769
Sumitomo Mitsui Trust Bank
0.800%, 09/12/2023 (A)	90,000	87,181
SVB Financial Group
1.800%, 10/28/2026	90,000	81,786
Truist Bank
3.200%, 04/01/2024	110,000	110,068
2.250%, 03/11/2030	10,000	8,642
Truist Financial MTN
2.850%, 10/26/2024	40,000	39,537
UBS Group
4.125%, 09/24/2025 (A)	20,000	19,973
US Bancorp
2.491%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036	60,000	50,447
Wells Fargo MTN
4.900%, 11/17/2045	40,000	39,055
4.650%, 11/04/2044	60,000	57,303
4.611%, U.S. SOFR + 2.130%, 04/25/2053	80,000	78,766
4.400%, 06/14/2046	30,000	27,818

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

FINANCIALS (continued)
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027	$80,000	$76,636
2.572%, U.S. SOFR + 1.262%, 02/11/2031	60,000	52,350
2.393%, U.S. SOFR + 2.100%, 06/02/2028	120,000	109,168
Westpac Banking
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	20,000	16,574
2.150%, 06/03/2031	10,000	8,535
1.953%, 11/20/2028	110,000	96,963

		6,567,147

HEALTH CARE — 8.3%
Abbott Laboratories
4.900%, 11/30/2046	10,000	10,927
AbbVie
4.850%, 06/15/2044	20,000	19,968
4.550%, 03/15/2035	10,000	9,936
4.250%, 11/21/2049	70,000	64,110
4.050%, 11/21/2039	50,000	45,756
2.950%, 11/21/2026	170,000	162,792
Aetna
2.750%, 11/15/2022	40,000	40,065
Amgen
4.200%, 02/22/2052	10,000	9,003
3.350%, 02/22/2032	15,000	13,832
Anthem
3.650%, 12/01/2027	70,000	68,466
AstraZeneca
3.375%, 11/16/2025	30,000	29,860
Astrazeneca Finance
1.750%, 05/28/2028	90,000	80,233
1.200%, 05/28/2026	70,000	63,635
Boston Scientific
3.450%, 03/01/2024	31,000	31,032
Bristol-Myers Squibb
4.550%, 02/20/2048	24,000	24,119

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

HEALTH CARE (continued)
3.700%, 03/15/2052	$35,000	$31,016
2.550%, 11/13/2050	40,000	28,781
Cigna
4.800%, 08/15/2038	8,000	7,978
3.200%, 03/15/2040	10,000	8,204
CVS Health
3.000%, 08/15/2026	40,000	38,748
1.750%, 08/21/2030	60,000	48,848
Gilead Sciences
4.000%, 09/01/2036	30,000	28,260
GSK Consumer Healthcare Capital US
3.625%, 03/24/2032 (A)	35,000	32,877
3.024%, 03/24/2024 (A)	125,000	123,742
HCA
3.625%, 03/15/2032 (A)	120,000	107,545
3.500%, 07/15/2051	2,000	1,483
Kaiser Foundation Hospitals
4.150%, 05/01/2047	30,000	29,042
Northwell Healthcare
4.260%, 11/01/2047	10,000	9,009
PerkinElmer
0.850%, 09/15/2024	70,000	65,579
Smith & Nephew
2.032%, 10/14/2030	40,000	32,167
Thermo Fisher Scientific
2.000%, 10/15/2031	17,000	14,292
1.750%, 10/15/2028	20,000	17,625
1.215%, 10/18/2024	220,000	208,710
UnitedHealth Group
3.700%, 12/15/2025	30,000	30,173
3.500%, 06/15/2023	20,000	20,221
3.500%, 02/15/2024	70,000	70,569
3.250%, 05/15/2051	15,000	12,390
2.300%, 05/15/2031	85,000	74,279

		1,715,272

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

INDUSTRIALS — 8.0%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	$35,000	$29,121
3.000%, 10/29/2028	60,000	52,149
2.450%, 10/29/2026	40,000	35,572
1.650%, 10/29/2024	110,000	102,543
1.150%, 10/29/2023	120,000	114,531
Boeing
5.930%, 05/01/2060	5,000	4,951
5.805%, 05/01/2050	120,000	120,007
5.150%, 05/01/2030	60,000	59,525
5.040%, 05/01/2027	190,000	192,096
3.250%, 02/01/2028	30,000	27,652
3.100%, 05/01/2026	60,000	56,748
2.196%, 02/04/2026	110,000	100,330
Burlington Northern Santa Fe
4.150%, 04/01/2045	60,000	56,470
Canadian Pacific Railway
6.125%, 09/15/2115	30,000	33,062
3.100%, 12/02/2051	20,000	15,484
Carrier Global
2.242%, 02/15/2025	7,000	6,701
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	175,000	171,040
General Dynamics
1.875%, 08/15/2023	20,000	19,811
John Deere Capital MTN
2.650%, 06/24/2024	20,000	19,875
1.250%, 01/10/2025	115,000	109,270
Northrop Grumman
2.930%, 01/15/2025	90,000	88,396
Raytheon Technologies
4.450%, 11/16/2038	30,000	29,936
3.950%, 08/16/2025	70,000	70,767
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	100,000	89,051
Union Pacific
3.500%, 02/14/2053	20,000	16,933
3.375%, 02/14/2042	10,000	8,628

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

INDUSTRIALS (continued)
Union Pacific MTN
3.550%, 08/15/2039	$5,000	$4,493
United Airlines 2019-1 Class AA Pass Through Trust
4.150%, 08/25/2031	30,000	29,321

		1,664,463

INFORMATION TECHNOLOGY — 4.6%
Adobe
2.150%, 02/01/2027	110,000	103,684
Analog Devices
1.700%, 10/01/2028	40,000	35,038
Apple
3.250%, 02/23/2026	50,000	49,905
3.000%, 02/09/2024	90,000	90,338
2.650%, 02/08/2051	120,000	90,853
2.375%, 02/08/2041	80,000	62,343
Broadcom
3.419%, 04/15/2033 (A)	100,000	85,794
3.137%, 11/15/2035 (A)	30,000	24,232
2.450%, 02/15/2031 (A)	60,000	50,009
1.950%, 02/15/2028 (A)	20,000	17,312
Fiserv
3.200%, 07/01/2026	20,000	19,370
Mastercard
3.300%, 03/26/2027	30,000	29,776
Microsoft
2.921%, 03/17/2052	70,000	56,746
2.875%, 02/06/2024	10,000	10,012
2.525%, 06/01/2050	20,000	14,996
2.400%, 08/08/2026	40,000	38,630
Oracle
3.850%, 07/15/2036	70,000	58,878
3.650%, 03/25/2041	20,000	15,489
salesforce.com
2.900%, 07/15/2051	30,000	23,479

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Vontier
2.950%, 04/01/2031	$90,000	$75,832

		952,716

MATERIALS — 1.8%
Eagle Materials
2.500%, 07/01/2031	80,000	67,684
Freeport-McMoRan
5.250%, 09/01/2029	67,000	67,167
4.625%, 08/01/2030	21,000	20,286
4.250%, 03/01/2030	10,000	9,409
Huntsman International
2.950%, 06/15/2031	50,000	43,310
International Flavors & Fragrances
3.268%, 11/15/2040 (A)	40,000	32,265
1.832%, 10/15/2027 (A)	70,000	61,678
LYB International Finance III
4.200%, 05/01/2050	5,000	4,357
Minera Mexico
4.500%, 01/26/2050 (A)	30,000	26,025
PPG Industries
1.200%, 03/15/2026	50,000	45,548

		377,729

REAL ESTATE — 6.5%
Agree
2.000%, 06/15/2028	80,000	70,021
Alexandria Real Estate Equities
3.550%, 03/15/2052	50,000	40,700
American Campus Communities Operating Partnership
3.750%, 04/15/2023	60,000	60,281
Brixmor Operating Partnership
2.250%, 04/01/2028	40,000	35,213
Equinix
2.625%, 11/18/2024	160,000	155,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

REAL ESTATE (continued)
Extra Space Storage
3.900%, 04/01/2029	$80,000	$76,744
Invitation Homes Operating Partnership
2.300%, 11/15/2028	70,000	60,946
Kimco Realty
3.125%, 06/01/2023	10,000	10,017
Mid-America Apartments
1.100%, 09/15/2026	50,000	44,626
Ontario Teachers’ Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	80,000	69,359
Piedmont Operating Partnership
2.750%, 04/01/2032	30,000	24,327
Public Storage
1.950%, 11/09/2028	60,000	53,305
Regency Centers
4.650%, 03/15/2049	25,000	24,513
Rexford Industrial Realty
2.125%, 12/01/2030	50,000	41,368
Scentre Group Trust 1
3.750%, 03/23/2027 (A)	10,000	9,854
3.500%, 02/12/2025 (A)	20,000	19,795
3.250%, 10/28/2025 (A)	10,000	9,786
Simon Property Group
1.750%, 02/01/2028	80,000	70,053
Spirit Realty
3.200%, 02/15/2031	40,000	35,611
Sun Communities Operating
2.300%, 11/01/2028	210,000	184,071
VICI Properties
4.950%, 02/15/2030	120,000	119,093
4.750%, 02/15/2028	95,000	94,613
4.375%, 05/15/2025	40,000	39,962

		1,349,978

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

UTILITIES — 7.5%
AES
3.300%, 07/15/2025 (A)	$30,000	$29,049
2.450%, 01/15/2031	10,000	8,292
Black Hills
4.350%, 05/01/2033	20,000	19,303
CenterPoint Energy Houston Electric
3.000%, 03/01/2032	25,000	23,092
2.900%, 07/01/2050	10,000	7,873
Cleco Corporate Holdings
3.375%, 09/15/2029	30,000	27,127
Commonwealth Edison
4.000%, 03/01/2049	20,000	18,503
3.200%, 11/15/2049	30,000	24,266
3.100%, 11/01/2024	20,000	19,869
3.000%, 03/01/2050	30,000	23,639
Constellation Energy Generation
6.250%, 10/01/2039	40,000	41,862
5.750%, 10/01/2041	50,000	49,229
5.600%, 06/15/2042	20,000	19,623
Consumers Energy
3.500%, 08/01/2051	10,000	8,683
Dominion Energy
3.375%, 04/01/2030	40,000	37,038
1.450%, 04/15/2026	140,000	127,476
Duke Energy Carolinas
2.850%, 03/15/2032	45,000	40,615
Duke Energy Ohio
4.300%, 02/01/2049	50,000	48,288
2.125%, 06/01/2030	20,000	17,245
Duke Energy Progress
4.100%, 05/15/2042	70,000	65,496
East Ohio Gas
3.000%, 06/15/2050 (A)	20,000	15,278
Entergy
2.950%, 09/01/2026	50,000	48,254
2.400%, 06/15/2031	70,000	58,707
Entergy Texas
3.550%, 09/30/2049	60,000	50,033

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

UTILITIES (continued)
Eversource Energy
2.900%, 10/01/2024	$50,000	$49,146
Georgia Power
4.300%, 03/15/2043	60,000	54,435
Indiana Michigan Power
4.250%, 08/15/2048	10,000	9,307
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	30,000	27,933
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	60,000	52,693
MidAmerican Energy
3.150%, 04/15/2050	60,000	48,638
Oglethorpe Power
5.375%, 11/01/2040	70,000	72,127
5.250%, 09/01/2050	50,000	51,133
Oncor Electric Delivery
7.000%, 09/01/2022	80,000	81,204
3.750%, 04/01/2045	40,000	35,885
3.700%, 05/15/2050	10,000	8,934
Pacific Gas and Electric
2.500%, 02/01/2031	30,000	23,744
2.100%, 08/01/2027	70,000	60,301
Public Service of Colorado
3.200%, 03/01/2050	30,000	24,837
Puget Energy
2.379%, 06/15/2028	60,000	53,359
Sempra Energy
4.000%, 02/01/2048	10,000	8,800
3.800%, 02/01/2038	20,000	18,234
Southern
1.750%, 03/15/2028	30,000	25,967
Southern California Gas
4.300%, 01/15/2049	10,000	9,652

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

UTILITIES (continued)
Union Electric
4.000%, 04/01/2048	$20,000	$18,566

		1,563,735

TOTAL CORPORATE OBLIGATIONS (Cost $21,629,184)		19,141,850

U.S. TREASURY OBLIGATIONS — 4.7%

U.S. Treasury Bond
2.375%, 02/15/2042	70,000	61,851
2.250%, 02/15/2052	35,000	30,051
1.875%, 11/15/2051	960,000	753,000
U.S. Treasury Note
2.500%, 03/31/2027	5,000	4,900
1.875%, 02/15/2032	130,000	118,706

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,052,478)		968,508

SOVEREIGN DEBT — 1.3%

Chile Government International Bond
4.340%, 03/07/2042	15,000	13,655
4.000%, 01/31/2052	5,000	4,268
3.500%, 01/25/2050	10,000	7,914
Israel Government International Bond
3.875%, 07/03/2050	20,000	18,985
Japan Bank for International Cooperation
1.750%, 01/23/2023	10,000	9,974
Mexico Government International Bond
5.000%, 04/27/2051	30,000	26,635
4.500%, 01/31/2050	45,000	37,040
4.400%, 02/12/2052	40,000	31,902

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

SOVEREIGN DEBT (continued)
	Face Amount	Value

Panama Government International Bond
4.500%, 04/16/2050	$30,000	$25,850
3.160%, 01/23/2030	60,000	54,406
Perusahaan Penerbit SBSN Indonesia III 3.550%, 06/09/2051 (A)	10,000	8,328
Peruvian Government International Bond 2.844%, 06/20/2030	10,000	8,903
Philippine Government International Bond 3.200%, 07/06/2046	30,000	23,608
2.950%, 05/05/2045	10,000	7,616

TOTAL SOVEREIGN DEBT (Cost $340,880)		279,084

MUNICIPAL BOND — 0.3%

CALIFORNIA — 0.3%
State of California 7.600%, 11/01/2040	50,000	70,416

TOTAL MUNICIPAL BOND (Cost $85,878)		70,416

TOTAL INVESTMENTS— 98.4% (Cost $23,108,420)		$20,459,858

Percentages are based on Net Assets of $20,784,259.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2022, the value of these securities amounted to $3,422,080, representing 16.5% of the Net Assets of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2022 (Unaudited)

DAC — Designated Activity Company
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust USD — U.S. Dollar

As of April 30, 2022, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Retirement Income 2040 Fund
April 30, 2021 (Unaudited)

SECTOR WEIGHTING †

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 118.5%
	Shares	Value
Legal & General Cash Flow Matched Bond Fund ,*	1,462	$13,930
Legal & General Long Duration U.S. Credit Fund ,*	1,653	13,529
Legal & General MSCI World Index Fund ,*	6,793	61,056
Legal & General U.S. Credit Fund ,*	1,747	15,259

TOTAL EXCHANGE TRADED FUNDS (Cost $113,881)		103,774

TOTAL INVESTMENTS— 118.5% (Cost $113,881)		$103,774

Percentages are based on Net Assets of $87,568.

*	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Retirement Income 2040 Fund
April 30, 2021 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2022:

Value at 10/31/21	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 04/30/22	Shares	Dividend Income
Legal & General Cash Flow Matched Bond Fund
$ -	$20,759	$(6)	$(6,823)	$-	$13,930	1,462	$-
Legal & General Long Duration U.S. Credit Fund
-	24,374	(8)	(10,836)	(1)	13,529	1,653	-
Legal & General MSCI World Index Fund
-	97,904	(29)	(36,817)	(2)	61,056	6,793	-
Legal & General U.S. Credit Fund
-	25,618	(8)	(10,351)	-	15,259	1,747	-
Totals:
$ -	$168,655	$ (51)	$ (64,827)	$ (3)	$103,774	11,655	$-

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTING †

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 95.5%

	Face Amount	Value
COMMUNICATION SERVICES — 7.7%
Comcast
3.950%, 10/15/2025	$100,000	$101,156
Magallanes
3.755%, 03/15/2027 (A)	100,000	96,715
NTT Finance
1.162%, 04/03/2026 (A)	200,000	180,573
Paramount Global
4.750%, 05/15/2025	167,000	171,108
Sky
3.750%, 09/16/2024 (A)	200,000	200,937
Verizon Communications
0.850%, 11/20/2025	400,000	365,149
0.750%, 03/22/2024	500,000	480,297
Walt Disney
1.750%, 08/30/2024	250,000	241,988

		1,837,923

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
CONSUMER DISCRETIONARY — 7.6%
Amazon.com
0.800%, 06/03/2025	$200,000	$186,750
BMW US Capital
0.750%, 08/12/2024 (A)	125,000	118,343
General Motors
4.000%, 04/01/2025	250,000	249,502
Home Depot
2.625%, 06/01/2022	200,000	200,000
Lowe’s
2.500%, 04/15/2026	300,000	286,086
McDonald’s MTN
1.450%, 09/01/2025	200,000	187,614
Target
1.950%, 01/15/2027	200,000	187,368
Toyota Motor Credit MTN
0.450%, 07/22/2022	200,000	199,372
Volkswagen Group of America Finance
2.700%, 09/26/2022 (A)	200,000	199,938

		1,814,973

CONSUMER STAPLES — 9.1%
Altria Group
2.350%, 05/06/2025	100,000	95,285
Cargill
3.625%, 04/22/2027 (A)	100,000	99,244
0.400%, 02/02/2024 (A)	100,000	95,372
Diageo Capital
1.375%, 09/29/2025	200,000	187,428
General Mills
3.700%, 10/17/2023	200,000	201,908
Hormel Foods
0.650%, 06/03/2024	100,000	95,336
Mars
0.875%, 07/16/2026 (A)	200,000	178,478
McCormick
3.150%, 08/15/2024	150,000	149,540

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
PepsiCo
2.375%, 10/06/2026	$150,000	$143,590
Procter & Gamble
2.450%, 11/03/2026	200,000	192,815
Walmart
2.850%, 07/08/2024	250,000	250,142
2.350%, 12/15/2022	475,000	476,605

		2,165,743

ENERGY — 4.4%
BP Capital Markets
2.500%, 11/06/2022	250,000	250,222
Chevron
1.141%, 05/11/2023	100,000	98,693
ConocoPhillips
3.350%, 11/15/2024	250,000	250,191
Kinder Morgan
4.300%, 06/01/2025	150,000	151,283
Shell International Finance BV
3.500%, 11/13/2023	285,000	287,676

		1,038,065

FINANCIALS — 25.9%
Aflac
2.875%, 10/15/2026	150,000	145,941
1.125%, 03/15/2026	100,000	91,107
Allstate
0.750%, 12/15/2025	225,000	204,812
American Express
3.000%, 10/30/2024	100,000	99,089
Bank of America
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	300,000	299,297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Bank of Montreal MTN
2.650%, 03/08/2027	$125,000	$117,287
Berkshire Hathaway Finance
2.300%, 03/15/2027	150,000	143,251
Charles Schwab
3.850%, 05/21/2025	125,000	126,299
Citigroup
3.200%, 10/21/2026	250,000	240,968
Corebridge Financial
3.650%, 04/05/2027 (A)	175,000	169,779
European Investment Bank
0.375%, 07/24/2024	250,000	236,905
European Investment Bank MTN
3.125%, 12/14/2023	200,000	201,480
GA Global Funding Trust
0.800%, 09/13/2024 (A)	250,000	232,833
Goldman Sachs Group
3.625%, 02/20/2024	275,000	275,512
Inter-American Development Bank MTN
0.875%, 04/03/2025	300,000	282,729
International Bank for Reconstruction & Development
0.250%, 11/24/2023	350,000	337,267
Jackson Financial
1.125%, 11/22/2023 (A)	250,000	241,187
JPMorgan Chase
1.561%, U.S. SOFR + 0.605%, 12/10/2025	450,000	423,588
Kreditanstalt fuer Wiederaufbau
2.000%, 10/04/2022	200,000	200,410
0.375%, 07/18/2025	350,000	322,136
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	200,000	195,820
MetLife
4.368%, 09/15/2023	100,000	101,933
Metropolitan Life Global Funding I MTN
0.700%, 09/27/2024 (A)	220,000	206,122
Morgan Stanley MTN
2.720%, U.S. SOFR + 1.152%, 07/22/2025	200,000	194,453

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
New York Life Global Funding
2.350%, 07/14/2026 (A)	$200,000	$189,739
Northwestern Mutual Global Funding
1.750%, 01/11/2027 (A)	100,000	92,084
Royal Bank of Canada MTN
1.400%, 11/02/2026	100,000	90,115
S&P Global
2.450%, 03/01/2027 (A)	200,000	188,375
Toronto-Dominion Bank MTN
2.800%, 03/10/2027	200,000	190,300
1.950%, 01/12/2027	150,000	137,694
US Bancorp
1.450%, 05/12/2025	100,000	94,196
Wells Fargo MTN
3.550%, 09/29/2025	100,000	99,208

		6,171,916

HEALTH CARE — 14.0%
Abbott Laboratories
3.750%, 11/30/2026	100,000	101,049
AbbVie
2.300%, 11/21/2022	600,000	599,905
Anthem
2.375%, 01/15/2025	100,000	96,831
0.450%, 03/15/2023	225,000	220,996
Astrazeneca Finance
0.700%, 05/28/2024	100,000	95,299
Bristol-Myers Squibb
0.750%, 11/13/2025	155,000	141,286
Cigna
4.125%, 11/15/2025	100,000	100,970
CVS Health
4.750%, 12/01/2022	600,000	605,633
DH Europe Finance II Sarl
2.050%, 11/15/2022	500,000	499,816

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
Gilead Sciences
0.750%, 09/29/2023	$150,000	$145,118
Johnson & Johnson
0.550%, 09/01/2025	150,000	138,075
Novartis Capital
2.400%, 09/21/2022	200,000	200,055
Pfizer
3.400%, 05/15/2024	150,000	151,559
UnitedHealth Group
3.700%, 12/15/2025	250,000	251,442

		3,348,034

INDUSTRIALS — 7.3%
Burlington Northern Santa Fe
3.650%, 09/01/2025	300,000	301,943
Canadian Pacific Railway
1.750%, 12/02/2026	325,000	298,234
Caterpillar Financial Services MTN
2.150%, 11/08/2024	175,000	171,109
John Deere Capital MTN
2.650%, 06/24/2024	270,000	268,311
Northrop Grumman
3.250%, 08/01/2023	250,000	250,790
Raytheon Technologies
2.650%, 11/01/2026	300,000	288,135
Waste Management
0.750%, 11/15/2025	200,000	182,440

		1,760,962

INFORMATION TECHNOLOGY — 6.5%
Apple
2.450%, 08/04/2026	170,000	164,183
2.400%, 05/03/2023	200,000	200,180
Mastercard
2.950%, 11/21/2026	100,000	98,457

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Microsoft
2.400%, 08/08/2026	$500,000	$482,875
PayPal Holdings
2.650%, 10/01/2026	100,000	95,784
Salesforce
0.625%, 07/15/2024	250,000	236,857
Texas Instruments
1.125%, 09/15/2026	185,000	168,214
Visa
3.150%, 12/14/2025	100,000	99,296

		1,545,846

MATERIALS — 0.4%
Ecolab
1.650%, 02/01/2027	100,000	92,006

REAL ESTATE — 7.4%
Alexandria Real Estate Equities
3.950%, 01/15/2027	200,000	200,365
American Campus Communities Operating Partnership
3.300%, 07/15/2026	230,000	226,734
ERP Operating
2.850%, 11/01/2026	250,000	240,626
Mid-America Apartments
1.100%, 09/15/2026	325,000	290,070
Public Storage
1.500%, 11/09/2026	300,000	274,282
Realty Income
4.625%, 11/01/2025	150,000	153,809
4.600%, 02/06/2024	100,000	101,900
Simon Property Group
2.000%, 09/13/2024	300,000	290,775

		1,778,561

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES — 5.2%
Entergy Louisiana
0.950%, 10/01/2024	$100,000	$94,307
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	250,000	235,846
NextEra Energy Capital Holdings
1.875%, 01/15/2027	125,000	114,203
Oncor Electric Delivery
2.750%, 06/01/2024	175,000	173,057
Public Service Electric and Gas MTN
2.250%, 09/15/2026	200,000	188,960
Southern California Gas
2.950%, 04/15/2027	175,000	167,351
Virginia Electric and Power
3.450%, 09/01/2022	275,000	275,409

		1,249,133

TOTAL CORPORATE OBLIGATIONS (Cost $23,875,870)		22,803,162

U.S. Treasury Note
2.500%, 03/31/2027	400,000	391,969
1.500%, 02/29/2024	550,000	538,549

TOTAL U.S. TREASURY OBLIGATIONS (Cost $932,348)		930,518

TOTAL INVESTMENTS— 99.4% (Cost $24,808,218)		$23,733,680

Percentages are based on Net Assets of $23,872,128.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2022, the value of these securities amounted to $2,685,539, representing 11.2% of the Net Assets of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2022 (Unaudited)

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

USD — U.S. Dollar

As of April 30, 2022, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTING †

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.6%

	Shares	Value
COMMUNICATION SERVICES — 7.2%
Activision Blizzard	327	$24,721
Adevinta, Cl B (A)	103	794
Alphabet, Cl A (A)	125	285,274
Alphabet, Cl C (A)	119	273,620
AMC Entertainment Holdings, Cl A (A)	206	3,152
AT&T	3,007	56,712
Auto Trader Group (B)	384	3,049
BCE	29	1,542
Bollore	355	1,664
BT Group, Cl A	3,578	7,826
Cable One	2	2,332
Cameco	159	4,105
Capcom	100	2,633
Cellnex Telecom (A) (B)	204	9,493
Charter Communications, Cl A (A)	53	22,710
Comcast, Cl A	1,904	75,703
CyberAgent	200	2,114
Dentsu Group	100	3,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
COMMUNICATION SERVICES (continued)
Deutsche Telekom	1,336	$24,453
DISH Network, Cl A (A)	99	2,823
Electronic Arts	114	13,458
Elisa	57	3,337
Embracer Group, Cl B (A)	191	1,286
Fox	190	6,656
Hakuhodo DY Holdings	100	1,176
HKT Trust & HKT	2,000	2,869
IAC (A)	32	2,652
Informa (A)	602	4,241
Infrastrutture Wireless Italiane (B)	136	1,452
Interpublic Group of	158	5,154
KDDI	700	23,690
Koninklijke KPN	1,350	4,670
Liberty Broadband, Cl A (A)	12	1,292
Liberty Broadband, Cl C (A)	56	6,262
Liberty Global (A)	138	3,271
Liberty Global, Cl A (A)	65	1,479
Liberty Media -Liberty Formula One, Cl C (A)	78	4,862
Liberty Media -Liberty SiriusXM (A)	119	4,978
Live Nation Entertainment (A)	66	6,922
Lumen Technologies	377	3,793
Match Group (A)	119	9,419
Meta Platforms, Cl A (A)	986	197,663
Netflix (A)	184	35,026
News	157	3,118
Nexon	200	4,562
Nippon Telegraph & Telephone	500	14,808
Omnicom Group	86	6,547
Orange	801	9,490
Paramount Global, Cl B	243	7,076
Pearson	303	2,958
Pinterest, Cl A (A)	222	4,556
Proximus SADP	62	1,082
Publicis Groupe	91	5,445
Quebecor, Cl B	67	1,577
REA Group	21	1,874
Rogers Communications, Cl B	142	7,735

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
COMMUNICATION SERVICES (continued)
Roku, Cl A (A)	47	$4,366
Schibsted, Cl A	30	625
Schibsted, Cl B	38	729
Scout24 (B)	35	2,202
Sea ADR (A)	139	11,504
SEEK	134	2,617
Shaw Communications, Cl B	181	5,391
Singapore Telecommunications (A)	3,300	6,548
Sirius XM Holdings	405	2,430
Snap, Cl A (A)	464	13,206
SoftBank	1,200	14,192
SoftBank Group	500	20,452
Spark New Zealand	747	2,364
Swisscom	10	5,903
Take-Two Interactive Software (A)	47	5,617
Tele2, Cl B	205	2,712
Telecom Italia (A)	4,001	1,155
Telefonica	2,112	10,262
Telefonica Deutschland Holding	419	1,257
Telenor	281	3,966
Telia	1,093	4,529
Telstra	1,669	4,713
TELUS	179	4,478
T-Mobile US (A)	267	32,878
Toho	100	3,703
Twitter (A)	364	17,843
Ubisoft Entertainment (A)	37	1,668
United Internet	39	1,250
Universal Music Group	291	6,731
Verizon Communications	1,720	79,636
Vivendi	311	3,569
Vodafone Group	11,628	17,417
Walt Disney (A)	756	84,392
Warner Bros Discovery (A)	945	17,160
WPP	478	5,970
Z Holdings	1,100	4,314
ZoomInfo Technologies, Cl A (A)	126	5,972

		1,638,487

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CONSUMER DISCRETIONARY — 10.7%
Accor (A)	68	$2,236
adidas	77	15,546
Advance Auto Parts	25	4,991
Ageas	69	3,282
Airbnb, Cl A (A)	125	19,151
Aisin	100	2,902
Allianz	174	39,151
Amazon.com (A)	190	472,270
Aptiv (A)	119	12,662
Aramark	92	3,335
Aristocrat Leisure	241	5,562
AutoZone (A)	9	17,599
Bandai Namco Holdings	100	6,770
Barratt Developments	408	2,500
Bath & Body Works	106	5,606
Bayerische Motoren Werke	147	11,988
Berkeley Group Holdings (A)	45	2,306
Best Buy	90	8,094
Booking Holdings (A)	17	37,575
BorgWarner	96	3,536
Bridgestone	200	7,300
Burberry Group	162	3,169
Burlington Stores (A)	27	5,496
Caesars Entertainment (A)	86	5,700
Canadian Tire, Cl A	23	3,168
CarMax (A)	65	5,576
Carnival (A)	332	5,744
Carvana, Cl A (A)	30	1,739
Chewy, Cl A (A)	36	1,046
Chipotle Mexican Grill, Cl A (A)	12	17,467
Chow Tai Fook Jewellery Group	800	1,340
Cie Financiere Richemont, Cl A	223	25,858
Cie Generale des Etablissements Michelin SCA	78	9,666
Compass Group	779	16,393
Continental	44	3,016
Crown Resorts (A)	149	1,345
Darden Restaurants	52	6,850
Delivery Hero (A) (B)	65	2,255

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Denso	200	$12,293
Dollar General	96	22,803
Dollar Tree (A)	90	14,620
Dollarama	116	6,449
Domino’s Pizza	15	5,070
Domino’s Pizza Enterprises	24	1,258
DoorDash, Cl A (A)	43	3,501
DR Horton	138	9,603
DraftKings, Cl A (A)	129	1,765
eBay	261	13,551
Electrolux, Cl B	92	1,404
Entain (A)	235	4,432
EssilorLuxottica	123	21,058
Etsy (A)	51	4,753
Evolution (B)	69	7,094
Expedia Group (A)	65	11,359
Faurecia (A)	47	1,022
Ferrari	51	10,737
Fiverr International (A)	12	639
Flutter Entertainment (A)	67	6,882
Ford Motor	1,675	23,718
Galaxy Entertainment Group (A)	1,000	5,697
Garmin	62	6,804
General Motors (A)	561	21,267
Genting Singapore	2,400	1,396
Genuine Parts	57	7,413
Gildan Activewear	79	2,677
H & M Hennes & Mauritz, Cl B	294	3,710
Hasbro	52	4,579
Hermes International	13	15,985
Hilton Worldwide Holdings	122	18,945
Home Depot	434	130,373
Honda Motor	700	18,423
Hydro One (B)	132	3,569
IDP Education	84	1,558
Iida Group Holdings	100	1,595
Industria de Diseno Textil	490	10,267
InterContinental Hotels Group	73	4,669

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Isuzu Motors	200	$2,335
JD Sports Fashion	1,032	1,709
Just Eat Takeaway.com (A) (B)	72	1,964
Kering	32	17,043
Kingfisher	846	2,674
Klepierre (A)	81	1,923
La Francaise des Jeux SAEM (B)	38	1,421
Las Vegas Sands (A)	138	4,889
Lear	24	3,071
Lennar, Cl A	110	8,414
LKQ	112	5,559
Lowe’s	278	54,969
Lucid Group (A)	162	2,929
Lululemon Athletica (A)	52	18,441
Marriott International, Cl A	120	21,302
Mazda Motor	200	1,419
McDonald’s	307	76,492
Melco Resorts & Entertainment ADR (A)	86	492
MercadoLibre (A)	20	19,473
Mercari (A)	100	1,658
Mercedes-Benz Group	352	24,471
MGM Resorts International	154	6,320
Mohawk Industries (A)	24	3,385
Moncler	82	4,277
Newell Brands	153	3,542
Next	53	3,986
NIKE, Cl B	537	66,964
Nissan Motor (A)	900	3,556
NVR (A)	1	4,376
O’Reilly Automotive (A)	28	16,983
Oriental Land	100	15,108
Pan Pacific International Holdings	200	3,078
Panasonic Holdings	900	8,019
Pandora	40	3,547
Peloton Interactive, Cl A (A)	112	1,967
Persimmon	128	3,345
Pool	16	6,484
Prosus	400	19,264

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CONSUMER DISCRETIONARY (continued)
PulteGroup	104	$4,343
Puma	42	3,097
Rakuten Group (A)	400	2,807
Renault (A)	77	1,880
Restaurant Brands International	114	6,513
Rivian Automotive, Cl A (A)	69	2,087
Ross Stores	147	14,666
Royal Caribbean Cruises (A)	92	7,151
Ryohin Keikaku	100	896
Sands China (A)	1,200	2,641
SEB	11	1,318
Sekisui Chemical	200	2,699
Sekisui House	300	5,147
Sharp	100	842
Sodexo	35	2,638
Sony Group	500	42,984
Starbucks	493	36,798
Stellantis	847	11,315
Subaru	300	4,454
Sumitomo Electric Industries	300	3,204
Suzuki Motor	200	6,051
Swatch Group	90	4,438
Tabcorp Holdings	890	3,390
Target	198	45,273
Taylor Wimpey	1,459	2,291
Tesla (A)	356	309,991
TJX	516	31,620
Toyota Motor	4,400	75,512
Tractor Supply	46	9,267
Ulta Beauty (A)	21	8,333
USS	100	1,661
Vail Resorts	16	4,067
Valeo	92	1,666
VF	134	6,968
Volkswagen	13	2,819
Wayfair, Cl A (A)	29	2,231
Wesfarmers	496	17,180
Whirlpool	25	4,538

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Whitbread	81	$2,820
Wynn Resorts (A)	42	2,960
Yamaha	100	3,830
Yamaha Motor	100	2,064
Yum! Brands	130	15,211
Zalando (A)	89	3,524
ZOZO	100	2,088

		2,417,250

CONSUMER STAPLES — 7.5%
Aeon	200	3,780
Ajinomoto	200	5,268
Alimentation Couche-Tard	367	16,338
Altria Group	781	43,400
Anheuser-Busch InBev	373	21,530
Archer-Daniels-Midland	244	21,853
Asahi Group Holdings	200	7,457
Associated British Foods	143	2,850
Barry Callebaut	1	2,301
Beiersdorf	40	4,022
British American Tobacco	928	38,875
Brown-Forman, Cl B	124	8,362
Budweiser Brewing APAC (B)	700	1,741
Bunge	57	6,448
Campbell Soup	79	3,730
Carlsberg, Cl B	40	5,114
Carrefour	254	5,367
Chocoladefabriken Lindt & Spruengli	1	11,201
Church & Dwight	99	9,658
Clorox	49	7,030
Coca-Cola	1,703	110,031
Coca-Cola Europacific Partners	82	4,096
Coca-Cola HBC	80	1,590
Coles Group	538	7,054
Colgate-Palmolive	340	26,197
Conagra Brands	193	6,741
Constellation Brands, Cl A	69	16,980
Costco Wholesale	184	97,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CONSUMER STAPLES (continued)
Danone	286	$17,276
Davide Campari-Milano	210	2,366
Diageo	973	48,102
Empire	68	2,246
Endeavour Group	545	2,969
Essity, Cl B	246	6,506
Estee Lauder, Cl A	99	26,142
Etablissements Franz Colruyt	23	845
General Mills	265	18,743
George Weston	31	3,857
Heineken	118	11,477
Heineken Holding	46	3,587
HelloFresh (A)	66	2,783
Henkel & KGaA	42	2,649
Hershey	58	13,095
Hormel Foods	120	6,287
Imperial Brands	379	7,852
J M Smucker	44	6,025
J Sainsbury	710	2,088
Japan Tobacco	500	8,551
JDE Peet’s	40	1,177
Jeronimo Martins SGPS	115	2,399
Kao	200	8,046
Kellogg	103	7,056
Kerry Group, Cl A	64	7,119
Kesko, Cl B	110	2,756
Keurig Dr Pepper	284	10,621
Kikkoman	100	5,612
Kimberly-Clark	146	20,269
Kirin Holdings	300	4,381
Kobe Bussan	100	2,444
Koninklijke Ahold Delhaize	471	13,838
Kraft Heinz	270	11,510
Kroger	285	15,379
Lion	100	1,026
McCormick	100	10,057
MEIJI Holdings	100	4,966
Metro, Cl A	100	5,496

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CONSUMER STAPLES (continued)
Molson Coors Beverage, Cl B	76	$4,115
Mondelez International, Cl A	591	38,108
Monster Beverage (A)	163	13,966
Mowi	176	4,971
Nestle	1,165	149,989
Nisshin Seifun Group	100	1,333
Ocado Group (A)	196	2,262
Orkla	302	2,448
PepsiCo	566	97,188
Pernod Ricard	86	17,765
Philip Morris International	646	64,600
Procter & Gamble	1,002	160,871
Reckitt Benckiser Group	293	22,997
Remy Cointreau	9	1,778
Seven & i Holdings	300	13,163
Shiseido	200	9,401
Suntory Beverage & Food	100	3,932
Swedish Match	637	5,060
Sysco	223	19,062
Tesco	3,114	10,610
Treasury Wine Estates	289	2,278
Tyson Foods, Cl A	118	10,993
Unicharm	200	6,965
Unilever	1,078	50,144
Walgreens Boots Alliance	327	13,865
Walmart	633	96,843
Welcia Holdings	100	2,059
WH Group	3,500	2,419
Wilmar International	800	2,548
Woolworths Group	509	13,769
Yakult Honsha	100	5,171

		1,675,121

ENERGY — 4.6%
Aker BP	50	1,796
Ampol	95	2,229
Baker Hughes, Cl A	332	10,299
BP	8,183	39,223

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
ENERGY (continued)
Canadian Natural Resources	493	$30,513
Cenovus Energy	525	9,706
Cheniere Energy	97	13,174
Chevron	806	126,276
ConocoPhillips	548	52,345
Coterra Energy	309	8,896
Devon Energy	258	15,008
Diamondback Energy	69	8,710
Enbridge	866	37,791
ENEOS Holdings	1,200	4,214
Eni	1,111	15,548
EOG Resources	247	28,840
Equinor	392	13,295
Exxon Mobil	1,769	150,807
Galp Energia SGPS	200	2,437
Halliburton	356	12,681
Hess	112	11,544
Idemitsu Kosan	100	2,616
Imperial Oil	99	4,985
Inpex	400	4,824
Keyera	88	2,183
Kinder Morgan	907	16,462
Lundin Energy	81	3,350
Marathon Petroleum	256	22,338
Neste	170	7,312
Occidental Petroleum	412	22,697
OMV	59	3,028
ONEOK	179	11,336
Parkland	61	1,733
Pembina Pipeline	220	8,325
Phillips 66	194	16,831
Pioneer Natural Resources	99	23,014
Repsol	581	8,665
Santos	1,288	7,164
Schlumberger	592	23,094
Shell	3,214	86,675
Suncor Energy	595	21,389
TC Energy	405	21,422

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
ENERGY (continued)
Tenaris	189	$2,891
TotalEnergies	1,046	51,294
Tourmaline Oil	124	6,386
Valero Energy	181	20,178
Williams	487	16,699
Woodside Petroleum	460	9,936

		1,022,159

FINANCIALS — 13.4%
3i Group	390	6,422
ABN AMRO Bank (B)	169	2,102
abrdn	871	2,047
Admiral Group	77	2,447
Aegon	717	3,700
Aflac	255	14,606
AGNC Investment	211	2,317
AIA Group	5,000	49,211
Alleghany (A)	6	5,019
Allstate	119	15,058
Ally Financial	144	5,754
American Express	275	48,045
American Financial Group	29	4,016
American International Group	343	20,069
Ameriprise Financial	46	12,212
Amundi (B)	24	1,449
Annaly Capital Management	578	3,711
Aon, Cl A	92	26,495
Apollo Global Management	156	7,762
Arch Capital Group (A)	159	7,261
Arthur J Gallagher	93	15,670
Assurant	24	4,365
ASX	78	4,701
Australia & New Zealand Banking Group	1,169	22,187
Aviva	1,567	8,354
AXA	847	22,311
Baloise Holding	19	3,306
Banco Bilbao Vizcaya Argentaria	2,906	15,239
Banco Santander	7,186	21,028

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
FINANCIALS (continued)
Bank Hapoalim	455	$4,214
Bank Leumi Le-Israel	582	6,153
Bank of America	3,066	109,395
Bank of Montreal	279	29,582
Bank of New York Mellon	329	13,838
Bank of Nova Scotia	517	32,739
Barclays	7,354	13,514
Berkshire Hathaway, Cl B (A)	543	175,297
BlackRock, Cl A	63	39,355
Blackstone	288	29,252
BNP Paribas	461	23,862
BOC Hong Kong Holdings	1,500	5,440
Brookfield Asset Management, Cl A	601	29,979
Brown & Brown	96	5,950
CaixaBank	1,775	5,725
Canadian Imperial Bank of Commerce	186	20,563
Capital One Financial	178	22,182
Carlyle Group	64	2,322
Cboe Global Markets	43	4,858
Charles Schwab	605	40,130
Chiba Bank	200	1,137
Chubb	179	36,954
Cincinnati Financial	61	7,482
Citigroup	824	39,725
Citizens Financial Group	171	6,737
CME Group, Cl A	153	33,559
CNP Assurances	69	1,518
Coinbase Global, Cl A (A)	15	1,691
Commerzbank (A)	401	2,586
Commonwealth Bank of Australia	719	52,062
Concordia Financial Group	400	1,433
Credit Suisse Group	1,062	7,216
Dai-ichi Life Holdings	400	7,888
Daiwa Securities Group	600	2,943
Danske Bank	276	4,252
DBS Group Holdings	800	19,421
Deutsche Bank	828	8,183
Deutsche Boerse	85	14,817

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
FINANCIALS (continued)
Discover Financial Services	120	$13,495
DNB Bank	373	7,239
Equitable Holdings	148	4,267
Equities	119	3,386
Erie Indemnity, Cl A	10	1,603
Erste Group Bank	138	4,272
Eurazeo	16	1,229
Euronext (B)	34	2,725
Everest Re Group	16	4,395
EXOR	43	2,985
FactSet Research Systems	15	6,052
Fairfax Financial Holdings	10	5,495
Fidelity National Financial	109	4,340
Fifth Third Bancorp	277	10,396
FinecoBank Banca Fineco	245	3,406
First Citizens BancShares, Cl A	5	3,197
First Republic Bank	71	10,595
Franklin Resources	121	2,975
Futu Holdings ADR (A)	20	640
Gjensidige Forsikring	80	1,709
Globe Life	39	3,825
Goldman Sachs Group	142	43,380
Great-West Lifeco	112	3,090
Groupe Bruxelles Lambert	45	4,258
Hang Seng Bank	300	5,310
Hannover Rueck	24	3,743
Hargreaves Lansdown	143	1,633
Hartford Financial Services Group	139	9,720
Hong Kong Exchanges & Clearing	500	21,207
HSBC Holdings	8,527	53,404
Huntington Bancshares	592	7,785
iA Financial	43	2,248
IGM Financial	33	1,046
Industrivarden, Cl A	126	3,216
Industrivarden, Cl C	32	804
ING Groep	1,608	15,175
Insurance Australia Group	988	3,136
Intact Financial	71	9,933

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
FINANCIALS (continued)
Intercontinental Exchange	241	$27,910
Intesa Sanpaolo	6,933	14,123
Invesco	139	2,555
Investor, Cl A	949	19,855
Israel Discount Bank, Cl A	466	2,920
Japan Exchange Group	200	2,989
Japan Post Bank	200	1,496
Japan Post Holdings	1,000	6,973
Japan Post Insurance	100	1,610
JPMorgan Chase	1,227	146,455
Julius Baer Group	89	4,277
KBC Group	100	6,808
KeyCorp	383	7,396
Kinnevik, Cl B (A)	98	1,924
KKR	210	10,704
L E Lundbergforetagen, Cl B	32	1,497
Legal & General Group	2,388	7,511
Lincoln National	71	4,271
Lloyds Banking Group	30,594	17,395
Loblaw	69	6,312
Loews	88	5,530
London Stock Exchange Group	132	13,175
LVMH Moet Hennessy Louis Vuitton	116	74,634
M&G	1,037	2,803
M&T Bank	75	12,498
Macquarie Group	140	20,037
Manulife Financial	819	16,015
Markel (A)	6	8,120
MarketAxess Holdings	15	3,954
Marsh & McLennan	213	34,442
Medibank Pvt	1,105	2,479
Mediobanca Banca di Credito Finanziario	248	2,492
MetLife	295	19,376
Mitsubishi HC Capital	300	1,345
Mitsubishi UFJ Financial Group	4,900	28,114
Mizrahi Tefahot Bank	56	2,088
Mizuho Financial Group	1,000	12,005
Moody’s	72	22,787

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
FINANCIALS (continued)
Morgan Stanley	569	$45,856
MS&AD Insurance Group Holdings	200	5,912
MSCI, Cl A	36	15,165
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	58	13,771
Nasdaq	47	7,396
National Australia Bank	1,350	30,236
National Bank of Canada	135	9,428
NatWest Group	2,306	6,172
NN Group	108	5,306
Nomura Holdings	1,200	4,567
Nordea Bank Abp	1,348	13,509
Northern Trust	79	8,141
Onex	31	1,863
ORIX	500	9,045
Oversea-Chinese Banking	1,400	12,427
Partners Group Holding	10	10,627
Phoenix Group Holdings	260	1,974
PNC Financial Services Group	181	30,064
Poste Italiane (B)	209	2,046
Power Corp of Canada	224	6,591
Principal Financial Group	108	7,359
Progressive	249	26,733
Prudential	1,155	14,401
Prudential Financial	155	16,819
QBE Insurance Group	591	5,053
Raiffeisen Bank International (A)	59	668
Raymond James Financial	74	7,212
Regions Financial	382	7,915
Resona Holdings	800	3,436
Robinhood Markets, Cl A (A)	73	716
Royal Bank of Canada	605	61,105
S&P Global	145	54,592
Sampo, Cl A	200	9,713
SBI Holdings	100	2,220
Schroders	50	1,758
SEI Investments	48	2,675
Shizuoka Bank	200	1,284

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
FINANCIALS (continued)
Signature Bank NY	24	$5,814
Singapore Exchange	300	2,109
Skandinaviska Enskilda Banken, Cl A	657	7,388
Societe Generale	325	7,775
SoFi Technologies (A)	207	1,267
Sofina	6	1,852
Sompo Holdings	100	4,030
St. James’s Place	216	3,511
Standard Chartered	1,054	7,149
State Street	163	10,916
Sumitomo Mitsui Financial Group	500	14,897
Sumitomo Mitsui Trust Holdings	100	3,060
Sun Life Financial	235	11,691
Suncorp Group	514	4,114
SVB Financial Group (A)	24	11,703
Svenska Handelsbanken, Cl A	590	5,982
Swedbank	366	5,811
Swiss Life Holding	13	7,594
Swiss Re	135	11,079
Synchrony Financial	228	8,393
T Rowe Price Group	91	11,197
T&D Holdings	200	2,535
Tokio Marine Holdings	300	16,063
Toronto-Dominion Bank	758	54,750
Tradeweb Markets, Cl A	42	2,990
Travelers	103	17,619
Truist Financial	571	27,608
Tryg	145	3,471
UBS Group	1,450	24,523
UniCredit	854	7,824
United Overseas Bank	500	10,697
Upstart Holdings (A)	20	1,500
US Bancorp	601	29,185
W R Berkley	85	5,652
Webster Financial	74	3,699
Wells Fargo	1,662	72,513
Wendel	11	1,093
Westpac Banking	1,557	26,016

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
FINANCIALS (continued)
Willis Towers Watson	52	$11,173
Zurich Insurance Group	65	29,583

		3,044,588

HEALTH CARE — 13.2%
10X Genomics, Cl A (A)	31	1,481
Abbott Laboratories	740	83,990
AbbVie	736	108,104
ABIOMED (A)	18	5,158
Agilent Technologies	133	15,863
Alcon	220	15,665
Align Technology (A)	33	9,567
Alnylam Pharmaceuticals (A)	48	6,405
Ambu, Cl B	67	886
AmerisourceBergen, Cl A	62	9,380
Amgen	237	55,266
Amplifon	50	1,993
Anthem	103	51,699
Argenx (A)	18	5,185
Asahi Intecc	100	1,931
Astellas Pharma	800	12,125
AstraZeneca	651	86,064
Avantor (A)	255	8,129
Bachem Holding, Cl B (A)	3	1,308
Bausch Health (A)	122	2,318
Baxter International	218	15,491
Bayer	408	26,783
Becton Dickinson and	117	28,921
Biogen (A)	60	12,446
BioMarin Pharmaceutical (A)	74	6,020
BioMerieux	17	1,607
Bio-Rad Laboratories, Cl A (A)	9	4,609
Bio-Techne	16	6,075
Boston Scientific (A)	605	25,477
Bristol-Myers Squibb	923	69,474
Canopy Growth (A)	94	542
Cardinal Health	116	6,734
Carl Zeiss Meditec	16	2,006

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
HEALTH CARE (continued)
Catalent (A)	68	$6,158
Centene (A)	252	20,299
Cerner	119	11,143
Charles River Laboratories International (A)	20	4,830
Chugai Pharmaceutical	300	9,003
Cigna	138	34,056
Cochlear	26	4,207
Coloplast, Cl B	48	6,518
Cooper	20	7,221
CSL	202	38,581
CVS Health	549	52,775
Daiichi Sankyo	700	17,542
Danaher	265	66,549
DaVita (A)	27	2,926
Demant (A)	43	1,891
DENTSPLY SIRONA	88	3,519
Dexcom (A)	39	15,935
DiaSorin	10	1,312
Edwards Lifesciences (A)	267	28,243
Eisai	100	4,356
Elanco Animal Health (A)	171	4,328
Eli Lilly	341	99,616
Embecta (A)	–	12
Eurofins Scientific	54	5,004
Exact Sciences (A)	69	3,798
Fisher & Paykel Healthcare	231	3,179
Fresenius & KGaA	168	5,952
Fresenius Medical Care & KGaA	82	5,095
Genmab (A)	31	10,957
Getinge, Cl B	92	2,667
Gilead Sciences	530	31,450
GlaxoSmithKline	2,111	47,684
GN Store Nord	50	1,889
Grifols	120	2,002
HCA Healthcare	103	22,099
Henry Schein (A)	56	4,542
Hikma Pharmaceuticals	70	1,649
Hologic (A)	102	7,343

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
HEALTH CARE (continued)
Horizon Therapeutics (A)	86	$8,476
Hoya	200	19,706
Humana	56	24,895
IDEXX Laboratories (A)	37	15,928
Illumina (A)	64	18,986
Incyte (A)	75	5,622
Inmode (A)	20	502
Insulet (A)	28	6,692
Intuitive Surgical (A)	149	35,656
Ipsen	15	1,554
IQVIA Holdings (A)	84	18,311
Jazz Pharmaceuticals (A)	25	4,006
Johnson & Johnson	1,094	197,423
Koninklijke Philips	368	9,563
Kyowa Kirin	100	2,098
Laboratory Corp of America Holdings	39	9,371
Lonza Group	31	18,286
M3	200	6,420
Masimo (A)	21	2,372
McKesson	62	19,196
Medipal Holdings	100	1,630
Medtronic	559	58,337
Merck	1,047	92,859
Merck KGaA	52	9,671
Mettler-Toledo International (A)	10	12,775
Moderna (A)	145	19,489
Molina Healthcare (A)	23	7,209
Neurocrine Biosciences (A)	38	3,421
Novartis	902	79,731
Novavax (A)	28	1,262
Novo Nordisk, Cl B	697	79,926
Novocure (A)	37	2,834
Olympus	500	8,833
Ono Pharmaceutical	100	2,556
Orion, Cl B	43	1,694
Orpea (A)	21	745
Otsuka Holdings	200	6,683
PerkinElmer	45	6,597

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
HEALTH CARE (continued)
Pfizer	2,348	$115,216
QIAGEN (A)	92	4,205
Quest Diagnostics	49	6,558
Ramsay Health Care	73	4,131
Recordati Industria Chimica e Farmaceutica	42	2,023
Regeneron Pharmaceuticals (A)	45	29,660
ResMed	65	12,998
Roche Holding	307	114,105
Royalty Pharma, Cl A	137	5,833
Ryman Healthcare	170	1,007
Sanofi	477	50,449
Santen Pharmaceutical	100	816
Sartorius Stedim Biotech	11	3,601
Seagen (A)	55	7,206
Shionogi	100	5,635
Siemens Healthineers (B)	113	6,063
Smith & Nephew	352	5,636
Sonic Healthcare	182	4,686
Sonova Holding	22	7,899
STERIS	40	8,962
Straumann Holding	40	4,724
Stryker	144	34,741
Sumitomo Pharma	100	887
Sysmex	100	6,541
Takeda Pharmaceutical	700	20,313
Teladoc Health (A)	57	1,924
Teleflex	19	5,427
Terumo	300	8,929
Teva Pharmaceutical Industries ADR (A)	442	3,850
Thermo Fisher Scientific	162	89,573
UCB	51	5,795
UnitedHealth Group	391	198,843
Universal Health Services, Cl B	30	3,676
Veeva Systems, Cl A (A)	56	10,189
Vertex Pharmaceuticals (A)	107	29,235
Viatris, Cl W (A)	485	5,010
Vifor Pharma	20	3,561
Waters (A)	25	7,576

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
HEALTH CARE (continued)
West Pharmaceutical Services	30	$9,452
Zimmer Biomet Holdings	84	10,143
Zoetis, Cl A	199	35,273

		2,998,698

INDUSTRIALS — 9.8%
3M	244	35,190
A O Smith	53	3,097
ABB	710	21,255
ACS Actividades de Construccion y Servicios (A)	196	2,560
Adecco Group	62	2,403
Aena SME (A) (B)	30	4,269
AerCap Holdings (A)	60	2,803
Aeroports de Paris (A)	12	1,694
AGC	100	3,763
Air Canada (A)	70	1,226
Airbus	242	26,426
Alfa Laval	127	3,521
Allegion	36	4,113
Alstom	127	2,786
AMERCO (A)	4	2,142
AMETEK	93	11,742
ANA Holdings (A)	100	1,874
AP Moller - Maersk, Cl A	4	11,400
Ashtead Group	179	9,287
Assa Abloy, Cl B	418	10,606
Atlantia	199	4,718
Atlas Copco, Cl A	299	13,522
Atlas Copco, Cl B	149	5,827
Auckland International Airport (A)	500	2,510
Aurizon Holdings	739	2,086
BAE Systems	1,289	11,929
Ballard Power Systems (A)	95	789
Boeing (A)	236	35,126
Booz Allen Hamilton Holding, Cl A	54	4,408
Bouygues	92	3,167
Brambles	578	4,212
Brenntag	62	4,784

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS (continued)
Bunzl	135	$5,242
Bureau Veritas	118	3,411
CAE (A)	127	3,020
Canadian National Railway	301	35,399
Canadian Pacific Railway	400	29,259
Carrier Global	364	13,930
Caterpillar	229	48,214
Central Japan Railway	100	12,573
CH Robinson Worldwide	53	5,626
Cie de Saint-Gobain	225	13,070
Cintas	38	15,096
CK Hutchison Holdings	1,000	6,992
Clarivate (A)	141	2,211
CNH Industrial	410	5,848
Copart (A)	97	11,024
CoStar Group (A)	181	11,515
Credit Agricole	495	5,345
CSX	910	31,249
Cummins	58	10,973
Dai Nippon Printing	100	2,080
Daikin Industries	100	15,276
Daimler Truck Holding (A)	165	4,423
Dassault Aviation	10	1,674
DCC	40	3,070
Deere	124	46,816
Delta Air Lines (A)	64	2,754
Deutsche Lufthansa (A)	239	1,775
Deutsche Post	425	18,034
Dover	58	7,731
DSV	90	14,858
East Japan Railway	100	5,224
Eaton	170	24,653
Eiffage	33	3,262
Elbit Systems	11	2,390
Emerson Electric	256	23,086
Epiroc, Cl A	400	8,132
Equifax	49	9,972
Expeditors International of Washington	68	6,737

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS (continued)
Experian	409	$14,271
FANUC	100	15,466
Fastenal	234	12,943
FedEx	109	21,663
Ferguson	99	12,497
Ferrovial	194	4,981
Fortive	136	7,820
Fortune Brands Home & Security	55	3,919
Fuji Electric	100	4,399
GEA Group	61	2,379
Geberit	16	9,118
Generac Holdings (A)	25	5,484
General Dynamics	94	22,234
General Electric	463	34,517
GFL Environmental	63	1,898
Grab Holdings, Cl A (A)	505	1,490
Hankyu Hanshin Holdings	100	2,630
HEICO, Cl A	55	6,415
Hino Motors	100	515
Hitachi	400	18,613
Hitachi Construction Machinery	100	2,251
Honeywell International	288	55,731
Howmet Aerospace	155	5,289
Huntington Ingalls Industries	16	3,404
Husqvarna, Cl B	169	1,620
IDEX	30	5,695
Illinois Tool Works	133	26,216
IMCD	23	3,667
Ingersoll Rand	162	7,121
InPost (A)	80	490
Intertek Group	65	4,070
Investment Latour, Cl B	61	1,617
ITOCHU	500	15,049
Jacobs Engineering Group	52	7,205
Jardine Matheson Holdings	100	5,290
JB Hunt Transport Services	34	5,809
Johnson Controls International	289	17,302
Kajima	200	2,220

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS (continued)
Keisei Electric Railway	100	$2,442
Keppel	600	2,956
Kingspan Group	62	5,809
Kintetsu Group Holdings	100	2,857
KION Group	29	1,612
Knight-Swift Transportation Holdings, Cl A	63	3,017
Knorr-Bremse	29	2,066
Komatsu	300	6,690
Kone, Cl B	136	6,543
Kornit Digital (A)	19	1,263
Kubota	400	6,812
Kuehne + Nagel International	22	6,164
L3Harris Technologies	81	18,813
Legrand	107	9,450
Leidos Holdings	54	5,590
Lennox International	13	2,771
Lifco, Cl B	94	1,979
Lixil	100	1,750
Lockheed Martin	102	44,076
Lyft, Cl A (A)	105	3,423
Magna International	114	6,870
Makita	100	2,961
Marubeni	600	6,564
Masco	99	5,216
Melrose Industries	1,750	2,521
MINEBEA MITSUMI	200	3,856
MISUMI Group	100	2,495
Mitsubishi	500	16,813
Mitsubishi Electric	700	7,354
Mitsubishi Heavy Industries	200	6,769
Mitsui	700	16,912
Mitsui OSK Lines	300	7,038
Miura	100	2,090
MonotaRO	100	1,729
MTR	1,000	5,314
MTU Aero Engines	21	4,249
NGK Insulators	100	1,344
Nibe Industrier, Cl B	574	5,648

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS (continued)
Nidec	200	$13,192
Nihon M&A Center Holdings	100	1,266
Nippon Yusen	100	7,248
Nordson	21	4,529
Norfolk Southern	99	25,530
Northrop Grumman	65	28,561
Obayashi	300	2,065
Odakyu Electric Railway	100	1,509
Old Dominion Freight Line	39	10,925
Otis Worldwide	162	11,800
Owens Corning	41	3,728
PACCAR	155	12,873
Parker-Hannifin	52	14,083
Pentair	66	3,349
Persol Holdings	100	1,974
Plug Power (A)	207	4,351
Prysmian	102	3,314
Qantas Airways (A)	368	1,428
Randstad	48	2,538
Rational	2	1,210
Raytheon Technologies	629	59,698
Recruit Holdings	600	22,207
Reece	117	1,413
RELX	825	24,876
Rentokil Initial	745	5,162
Republic Services, Cl A	89	11,950
Ritchie Bros Auctioneers	44	2,423
Robert Half International	45	4,424
Rockwell Automation	47	11,875
ROCKWOOL, Cl B	3	845
Rollins	89	2,985
Rolls-Royce Holdings (A)	3,352	3,490
Safran	149	15,951
Schindler Holding	24	4,611
Schneider Electric	228	32,641
Secom	100	7,055
Securitas, Cl B	129	1,527
Sensata Technologies Holding	63	2,861

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS (continued)
SG Holdings	100	$1,762
SGS	2	5,137
Shimizu	200	1,049
Siemens	319	38,709
Siemens Energy	160	3,069
Siemens Gamesa Renewable Energy (A)	96	1,523
Singapore Airlines (A)	500	1,970
Singapore Technologies Engineering	600	1,771
SITC International Holdings	1,000	3,328
Skanska, Cl B	138	2,633
SKF, Cl B	154	2,511
Smiths Group	159	2,932
Snap-on	22	4,675
Southwest Airlines (A)	59	2,756
Spirax-Sarco Engineering	30	4,558
Stanley Black & Decker	65	7,810
Sumitomo	500	7,887
Sunrun (A)	70	1,399
Taisei	100	2,710
Techtronic Industries	500	6,659
Teleperformance	24	8,609
Textron	90	6,232
TFI International	34	2,735
Thales	43	5,488
Thomson Reuters	70	6,999
Tobu Railway	100	2,236
Tokyu	200	2,435
TOPPAN INC	100	1,652
Toromont Industries	33	2,905
Toshiba	200	8,232
TOTO	100	3,360
Toyota Industries	100	5,965
Toyota Tsusho	100	3,585
Trane Technologies	96	13,429
TransDigm Group (A)	23	13,681
TransUnion	77	6,739
Transurban Group	1,383	13,841
Uber Technologies (A)	613	19,297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS (continued)
Union Pacific	269	$63,024
United Parcel Service, Cl B	302	54,354
United Rentals (A)	29	9,179
VAT Group (B)	11	3,404
Verisk Analytics, Cl A	62	12,651
Vestas Wind Systems	405	10,387
Vinci	223	21,548
Volvo, Cl A	85	1,388
Volvo, Cl B	641	10,066
Wartsila Abp	190	1,523
Washington H Soul Pattinson	87	1,684
Waste Connections	108	14,901
Waste Management	170	27,955
West Japan Railway	100	3,705
Westinghouse Air Brake Technologies	72	6,474
Wolters Kluwer	107	10,813
WSP Global	47	5,481
WW Grainger	18	9,001
Xinyi Glass Holdings	1,000	2,192
Xylem	72	5,796
Yamato Holdings	100	1,878
Yaskawa Electric	100	3,384

		2,226,826

INFORMATION TECHNOLOGY — 21.7%
Accenture, Cl A	261	78,394
Adobe (A)	198	78,398
Advanced Micro Devices (A)	676	57,779
Advantest	100	6,859
Adyen (A)	8	13,289
Affirm Holdings, Cl A (A)	75	2,153
Akamai Technologies (A)	65	7,298
Amadeus IT Group (A)	180	11,312
Amphenol, Cl A	260	18,590
Analog Devices	225	34,736
ANSYS (A)	35	9,649
Apple	6,829	1,076,592
Applied Materials	378	41,712

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Arista Networks (A)	92	$10,632
Arrow Electronics (A)	29	3,418
Asana, Cl A (A)	27	724
ASML Holding	171	96,796
Assicurazioni Generali	444	8,406
Autodesk (A)	89	16,846
Automatic Data Processing	179	39,054
Avalara (A)	35	2,662
AVEVA Group	48	1,311
Azbil	100	3,039
Bechtle	33	1,519
Bentley Systems, Cl B	70	2,967
Bill.com Holdings (A)	30	5,121
Black Knight (A)	63	4,145
BlackBerry (A)	216	1,236
Block (A)	32	3,158
Block, Cl A (A)	187	18,614
Broadcom	171	94,801
Broadridge Financial Solutions	47	6,774
Brother Industries	100	1,737
Cadence Design Systems (A)	123	18,555
Canon	400	9,164
Capgemini	71	14,450
CDW	55	8,975
Ceridian HCM Holding (A)	54	3,031
CGI, Cl A (A)	88	7,017
Check Point Software Technologies (A)	43	5,431
Cisco Systems	1,762	86,303
Citrix Systems (A)	50	5,005
Cloudflare, Cl A (A)	112	9,648
Cognex	71	4,802
Cognizant Technology Solutions, Cl A	218	17,636
Computershare	218	3,829
Constellation Software	9	14,165
Corning	361	12,704
Coupa Software (A)	29	2,503
Crowdstrike Holdings, Cl A (A)	85	16,895
CyberArk Software (A)	16	2,514

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Dassault Systemes	302	$13,342
Datadog, Cl A (A)	94	11,353
Dell Technologies, Cl C	137	6,440
DocuSign, Cl A (A)	78	6,318
Dropbox, Cl A (A)	126	2,741
Dynatrace (A)	74	2,839
Edenred	100	5,024
Enphase Energy (A)	51	8,231
Entegris	54	6,015
EPAM Systems (A)	23	6,095
F5 (A)	24	4,018
Fair Isaac (A)	11	4,109
Fidelity National Information Services	251	24,887
Fiserv (A)	243	23,795
FleetCor Technologies (A)	31	7,735
Fortinet (A)	56	16,185
FUJIFILM Holdings	200	11,017
Fujitsu	100	14,253
Gartner (A)	34	9,879
Getlink	176	3,221
Global Payments	118	16,164
GoDaddy, Cl A (A)	68	5,495
Guidewire Software (A)	32	2,782
Halma	152	4,645
Hamamatsu Photonics	100	4,485
Hewlett Packard Enterprise	523	8,059
Hexagon, Cl B	793	10,272
HP	493	18,059
HubSpot (A)	18	6,830
Ibiden	100	3,750
Infineon Technologies	566	16,164
Intel	1,700	74,103
International Business Machines	375	49,579
Intuit	111	46,481
IPG Photonics (A)	15	1,417
Itochu Techno-Solutions	100	2,338
Jack Henry & Associates	30	5,687
Juniper Networks	131	4,129

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Keyence	100	$40,399
Keysight Technologies (A)	83	11,642
KLA	65	20,752
Kyocera	100	5,261
Lam Research	60	27,946
Lightspeed Commerce (A)	43	961
Logitech International	69	4,487
Marvell Technology	352	20,444
Mastercard, Cl A	366	132,997
Microchip Technology	241	15,713
Micron Technology	468	31,913
Microsoft	2,971	824,512
MongoDB, Cl A (A)	27	9,583
Monolithic Power Systems	18	7,060
Motorola Solutions	68	14,531
Murata Manufacturing	200	11,920
NEC	100	3,874
Nemetschek	23	1,823
NetApp	90	6,592
Nexi (A) (B)	187	1,835
Nice (A)	25	5,158
Nokia	2,161	11,048
Nomura Research Institute	100	2,830
NortonLifeLock	233	5,834
NTT Data	200	3,680
Nuvei (A) (B)	23	1,286
NVIDIA	1,042	193,260
NXP Semiconductors	114	19,483
Okta, Cl A (A)	65	7,755
Omron	100	5,917
ON Semiconductor (A)	173	9,015
Open Text	109	4,365
Oracle	673	49,398
Otsuka	100	3,268
Palantir Technologies, Cl A (A)	636	6,614
Palo Alto Networks (A)	40	22,451
Paychex	143	18,122
Paycom Software (A)	20	5,629

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INFORMATION TECHNOLOGY (continued)
PayPal Holdings (A)	466	$40,975
PTC (A)	45	5,139
Qorvo (A)	45	5,120
QUALCOMM	465	64,956
Renesas Electronics (A)	500	5,382
Ricoh	300	2,190
RingCentral, Cl A (A)	31	2,630
Roper Technologies	46	21,616
Sage Group	422	3,894
Salesforce (A)	407	71,607
SAP	435	43,983
Saputo	100	2,137
SCSK	100	1,587
Seagate Technology Holdings	82	6,727
Seiko Epson	100	1,394
ServiceNow (A)	84	40,160
Shimadzu	100	3,264
Shopify, Cl A (A)	47	20,105
Sinch (A) (B)	210	931
Skyworks Solutions	66	7,478
Snowflake, Cl A (A)	90	15,430
SolarEdge Technologies (A)	21	5,259
Splunk (A)	66	8,053
SS&C Technologies Holdings	92	5,949
STMicroelectronics	274	10,129
SUMCO	100	1,451
Synopsys (A)	63	18,068
TDK	200	6,206
TE Connectivity	141	17,594
Teledyne Technologies (A)	19	8,199
Telefonaktiebolaget LM Ericsson, Cl B	1,173	9,357
Temenos	27	2,727
Teradyne	66	6,960
Texas Instruments	384	65,376
TIS	100	2,242
Tokyo Electron	100	42,389
Trade Desk, Cl A (A)	174	10,252
Trend Micro (A)	100	5,583

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Trimble (A)	101	$6,737
Twilio, Cl A (A)	67	7,492
Tyler Technologies (A)	16	6,315
Unity Software (A)	23	1,527
Venture	100	1,230
VeriSign (A)	40	7,148
Visa, Cl A	693	147,699
VMware, Cl A (A)	84	9,075
Western Digital (A)	124	6,581
Western Union	163	2,732
WiseTech Global	59	1,829
Wix.com (A)	22	1,660
Workday, Cl A (A)	78	16,123
Worldline (A) (B)	96	3,772
Xero (A)	54	3,580
Yokogawa Electric	100	1,598
Zebra Technologies, Cl A (A)	25	9,242
Zendesk (A)	48	5,858
Zoom Video Communications, Cl A (A)	87	8,663
Zscaler (A)	33	6,690

		4,887,692

MATERIALS — 4.9%
Agnico Eagle Mines	210	12,224
Air Liquide	202	34,963
Air Products and Chemicals	90	21,066
Akzo Nobel	75	6,495
Albemarle	47	9,063
Amcor	616	7,306
Anglo American	528	23,904
Antofagasta	158	3,024
ArcelorMittal	269	7,868
Arkema	25	2,842
Asahi Kasei	500	4,106
ASM International	19	5,682
Avery Dennison	33	5,960
Ball	131	10,632
Barrick Gold	778	17,351

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
MATERIALS (continued)
BASF	398	$20,997
BHP Group	2,101	70,486
BlueScope Steel	202	2,878
Boliden	110	4,766
CCL Industries, Cl B	61	2,659
Celanese, Cl A	45	6,612
CF Industries Holdings	86	8,327
Chr Hansen Holding	42	3,280
Clariant (A)	87	1,487
Corteva	294	16,961
Covestro (B)	77	3,316
CRH	343	13,646
Croda International	56	5,505
Crown Holdings	53	5,832
Dow	324	21,546
DuPont de Nemours	229	15,098
Eastman Chemical	54	5,544
Ecolab	111	18,797
EMS-Chemie Holding	3	2,678
Evolution Mining	734	2,067
Evonik Industries	84	2,195
First Quantum Minerals	235	6,737
FMC	52	6,892
Fortescue Metals Group	678	10,209
Franco-Nevada	77	11,645
Freeport-McMoRan	623	25,263
Givaudan	4	15,912
Glencore	4,264	26,124
HeidelbergCement	60	3,437
Hitachi Metals (A)	100	1,559
Holcim	210	10,269
ICL Group	283	3,105
International Flavors & Fragrances	111	13,464
International Paper	149	6,896
Ivanhoe Mines, Cl A (A)	242	1,940
James Hardie Industries	178	5,119
JFE Holdings	200	2,433
Johnson Matthey	78	2,165

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
MATERIALS (continued)
JSR	100	$2,714
Kansai Paint	100	1,380
Kinross Gold	506	2,556
Koninklijke DSM	78	13,054
LANXESS	33	1,282
Linde	213	66,447
L’Oreal	105	37,991
Lundin Mining	265	2,420
LyondellBasell Industries, Cl A	107	11,345
Martin Marietta Materials	25	8,855
Mineral Resources	79	3,175
Mitsubishi Chemical Holdings	500	3,089
Mitsubishi Gas Chemical	100	1,454
Mitsui Chemicals	100	2,303
Mondi	194	3,647
Mosaic	148	9,238
Newcrest Mining	372	6,978
Newmont	342	24,915
Nippon Paint Holdings	300	2,390
Nippon Sanso Holdings	100	1,784
Nippon Steel	400	6,356
Nissan Chemical	100	5,297
Nitto Denko	100	6,798
Norsk Hydro	539	4,550
Northern Star Resources	443	3,053
Novozymes, Cl B	82	5,721
Nucor	118	18,264
Nutrien	249	24,469
Oji Holdings	300	1,420
Orica	163	1,859
Packaging Corp of America	38	6,124
Pan American Silver	84	2,083
PPG Industries	105	13,439
Rio Tinto	621	45,135
RPM International	52	4,311
Sandvik	515	9,770
Sealed Air	60	3,853
Sherwin-Williams	106	29,146

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
MATERIALS (continued)
Shin-Etsu Chemical	100	$13,795
Sika	62	18,943
Smurfit Kappa Group	99	4,153
Solvay	30	2,835
South32	1,872	6,193
Steel Dynamics	82	7,032
Stora Enso, Cl R	233	4,578
Sumitomo Chemical	600	2,529
Sumitomo Metal Mining	100	4,342
Svenska Cellulosa SCA, Cl B	246	4,771
Symrise, Cl A	52	6,180
Teck Resources, Cl B	189	7,456
TMX Group	23	2,342
Toray Industries	600	2,811
Tosoh	100	1,378
Umicore	79	3,056
UPM-Kymmene	214	7,349
voestalpine	47	1,231
Vulcan Materials	61	10,510
West Fraser Timber	38	3,340
Westrock	107	5,300
Wheaton Precious Metals	180	8,068
Yara International	66	3,355

		1,090,544

REAL ESTATE — 2.9%
Alexandria Real Estate Equities ‡	58	10,565
American Tower ‡	189	45,553
Aroundtown	400	2,008
Ascendas Real Estate Investment Trust ‡	1,300	2,676
AvalonBay Communities ‡	62	14,104
Azrieli Group	17	1,462
Boston Properties ‡	59	6,938
British Land ‡	353	2,282
Camden Property Trust ‡	40	6,276
Canadian Apartment Properties REIT ‡	34	1,332
CapitaLand Integrated Commercial Trust ‡	1,900	3,179
Capitaland Investment	1,100	3,340

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
REAL ESTATE (continued)
CBRE Group, Cl A (A)	135	$11,210
City Developments	200	1,228
CK Asset Holdings	1,000	6,772
Covivio ‡	21	1,497
Crown Castle International ‡	183	33,893
Daiwa House Industry	300	7,236
Daiwa House REIT Investment ‡	1	2,428
Dexus ‡	431	3,346
Digital Realty Trust ‡	125	18,265
Duke Realty ‡	152	8,322
Equinix ‡	37	26,606
Equity LifeStyle Properties ‡	70	5,410
Equity Residential ‡	161	13,122
ESR Cayman (A) (B)	800	2,425
Essex Property Trust ‡	26	8,561
Extra Space Storage ‡	54	10,260
Fastighets Balder, Cl B (A)	43	2,135
FirstService	16	1,995
Gecina ‡	18	2,030
GLP J-Reit ‡	2	2,699
Goodman Group ‡	757	12,578
GPT Group ‡	767	2,719
Hang Lung Properties	1,000	1,919
Healthpeak Properties ‡	216	7,087
Henderson Land Development	1,000	4,044
Hongkong Land Holdings	500	2,285
Host Hotels & Resorts ‡	286	5,820
Hulic	200	1,686
Invitation Homes ‡	270	10,751
Iron Mountain ‡	116	6,233
Japan Metropolitan Fund Invest ‡	3	2,388
Japan Real Estate Investment ‡	1	4,842
Kimco Realty ‡	272	6,890
Land Securities Group ‡	282	2,647
LEG Immobilien	29	2,964
Lendlease	276	2,349
Link REIT ‡	800	6,896
Mapletree Commercial Trust ‡	900	1,209

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
REAL ESTATE (continued)
Mapletree Logistics Trust ‡	1,300	$1,671
Medical Properties Trust ‡	239	4,395
Mid-America Apartment Communities ‡	47	9,244
Mirvac Group ‡	1,578	2,651
Mitsubishi Estate	500	7,238
Mitsui Fudosan	400	8,432
New World Development	1,000	3,817
Nippon Building Fund ‡	1	5,172
Nippon Prologis REIT ‡	1	2,779
Nomura Real Estate Master Fund ‡	2	2,512
Orix JREIT ‡	1	1,346
Prologis ‡	309	49,530
Public Storage ‡	65	24,148
Realty Income ‡	231	16,022
Regency Centers ‡	61	4,199
RioCan Real Estate Investment Trust ‡	62	1,158
Sagax, Cl B	65	1,642
SBA Communications, Cl A ‡	44	15,273
Scentre Group ‡	2,078	4,331
Segro ‡	481	8,127
Simon Property Group ‡	143	16,874
Stockland ‡	955	2,750
Sumitomo Realty & Development	200	5,271
Sun Communities ‡	46	8,076
Sun Hung Kai Properties	500	5,726
Swire Pacific, Cl A	500	2,848
Swire Properties	400	960
Swiss Prime Site	31	3,033
UDR ‡	119	6,332
Unibail-Rodamco-Westfield ‡,(A)	50	3,535
UOL Group	200	1,049
Ventas ‡	186	10,332
VICI Properties ‡	406	12,103
Vicinity Centres ‡	1,548	1,988
Vonovia	325	12,944
Vornado Realty Trust ‡	65	2,516
Welltower ‡	187	16,981
Weyerhaeuser ‡	338	13,932

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
REAL ESTATE (continued)
Wharf Real Estate Investment	1,000	$4,708
WP Carey ‡	74	5,977
Zillow Group, Cl C (A)	100	3,982

		670,066

UTILITIES — 3.0%
AES	267	5,452
Algonquin Power & Utilities	269	3,895
Alliant Energy	100	5,881
AltaGas	112	2,561
Ameren	103	9,569
American Electric Power	206	20,417
American Water Works	73	11,248
APA Group	473	3,792
Atmos Energy	53	6,010
Brookfield Renewable, Cl A	52	1,867
Canadian Utilities, Cl A	51	1,533
CenterPoint Energy	237	7,255
Chubu Electric Power	300	3,029
CLP Holdings	500	4,872
CMS Energy	116	7,968
Consolidated Edison	142	13,169
Constellation Energy	143	8,467
Dominion Energy	350	28,574
DTE Energy	78	10,221
Duke Energy	327	36,022
E.ON	1,009	10,506
Edison International	152	10,456
EDP - Energias de Portugal	1,108	5,149
EDP Renovaveis	115	2,725
Electricite de France	220	1,991
Elia Group	12	1,909
Emera	103	4,973
Enagas	100	2,162
Endesa	127	2,662
Enel	3,525	22,909
Engie	825	9,761
Entergy	81	9,627

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
UTILITIES (continued)
Essential Utilities	94	$4,207
Evergy	92	6,242
Eversource Energy	142	12,411
Exelon	430	20,115
FirstEnergy	218	9,442
Fortis	222	10,802
Fortum	178	2,966
HK Electric Investments & HK Electric Investments	1,000	987
Hong Kong & China Gas	5,000	5,513
Iberdrola	2,519	28,916
Kansai Electric Power	300	2,633
Mercury NZ	275	1,069
Meridian Energy	513	1,559
National Grid	1,551	23,147
Naturgy Energy Group	78	2,336
NextEra Energy	808	57,384
NiSource	157	4,572
Northland Power	90	2,716
NRG Energy	98	3,518
Origin Energy	706	3,357
Orsted (B)	76	8,491
Osaka Gas	100	1,796
PG&E (A)	596	7,539
Power Assets Holdings	500	3,362
PPL	309	8,748
Public Service Enterprise Group	203	14,141
Red Electrica	174	3,494
RWE	292	12,111
Sempra Energy	139	22,429
Severn Trent	101	3,981
Snam	811	4,446
Southern	454	33,319
SSE	487	11,339
Terna - Rete Elettrica Nazionale	566	4,607
Tokyo Electric Power Holdings (A)	600	2,069
Tokyo Gas	100	1,918
UGI	84	2,881
Uniper	37	950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
UTILITIES (continued)
United Utilities Group	274	$3,943
Veolia Environnement	263	7,719
Verbund	27	2,892
Vistra	174	4,354
WEC Energy Group	126	12,606
Xcel Energy	223	16,337

		675,996

TOTAL COMMON STOCK
(Cost $24,859,967)		22,347,427

PREFERRED STOCK — 0.1%

CONSUMER DISCRETIONARY — 0.1%
Bayerische Motoren Werke, 0.000% (C)	23	1,694
Porsche Automobil Holding, 0.000% (C)	61	5,049

Volkswagen, 0.000% (C)	76	11,734

		18,477

CONSUMER STAPLES — 0.0%
Henkel & KGaA, 0.000% (C)	72	4,597

HEALTH CARE — 0.0%
Sartorius, 0.000% (C)	11	4,134

MATERIALS — 0.0%
FUCHS PETROLUB, 0.000% (C)	28	885

TOTAL PREFERRED STOCK (Cost $36,090)		28,093

TOTAL INVESTMENTS— 98.7% (Cost $24,896,057)		$22,375,520

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2022 (Unaudited)

Percentages are based on Net Assets of $22,677,060.

‡	Real Estate Investment Trust.
(A)	Non-income producing security.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2022, the value of these securities amounted to $78,354, representing 0.3% of the Net Assets of the Fund.

(C)	There is currently no rate available.

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

S&P — Standard and Poor’s

The open futures contracts held by the Fund at April 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts
S&P 500 MIC EMIN FUTJUN22	8	Jun-2022	$170,763	$165,100	$(5,663)
MSCI EAFE Index	1	Jun-2022	101,271	99,830	(1,441)

			$272,034	$264,930	$(7,104)

The following is a summary of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,347,427	$—	$—	$22,347,427
Preferred Stock	27,208	885	—	28,093

Total Investments in Securities	$22,374,635	$885	$—	$22,375,520

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(7,104)	$–	$–	$(7,104)

Total Other Financial Instruments	$(7,104)	$–	$–	$(7,104)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	LGIMA Long Duration U.S. Credit Fund	LGIMA U.S. Credit Fund

Assets:
Investments, at Value (Cost $25,759,151 and $23,108,420)	$21,347,379	$20,459,858

Cash and Cash Equivalents	554,994	247,176
Dividends and Interest Receivable	226,998	169,569
Receivable for Investment Securities Sold	74,843	50,437
Receivable for Capital Shares Sold	44,920	—
Receivable from Investment Adviser	22,259	20,865
Prepaid Expenses	7,285	15,037

Total Assets	22,278,678	20,962,942

Liabilities:
Payable for Investment Securities Purchased	162,473	133,041
Payable for Audit Expenses	15,429	11,227
Payable due to Administrator	8,219	8,219
Chief Compliance Officer Fees Payable	3,582	2,746
Payable due to Trustees	3,550	1,697
Dividends Payable on Securities Sold Short	1,998	1,896
Pricing Expense Payable	—	13,974
Other Accrued Expenses	60,040	5,883

Total Liabilities	255,291	178,683

Net Assets	$22,023,387	$20,784,259

NET ASSETS CONSIST OF:
Paid-in Capital	$26,776,490	$23,775,819
Total Accumulated Losses	(4,753,103)	(2,991,560)

Net Assets	$22,023,387	$20,784,259

Institutional Shares
Net Assets	N/A	$20,784,259
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	2,378,865

Net Asset Value, Offering and Redemption Price Per Share	N/A	$8.74

W Shares
Net Assets	$22,023,387	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,690,547	N/A

Net Asset Value, Offering and Redemption Price Per Share	$8.19	N/A

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	LGIMA Retirement Income 2040 Fund	LGIMA Cash Flow Matched Bond Fund

Assets:
Investments, at Value (Cost $113,881 and $24,808,218)	$103,774	$23,733,680

Cash and Cash Equivalents	13	378,314
Receivable from Investment Adviser	15,411	19,995
Prepaid Expenses	3,675	8,454
Dividends and Interest Receivable	—	153,384

Total Assets	122,873	24,293,827

Liabilities:
Payable for Audit Expenses	9,048	11,227
TA Fees Payable	8,384	—
Payable due to Administrator	6,164	8,219
Payable due to Custodian	2,386	—
Payable due to Trustees	920	1,839
Chief Compliance Officer Fees Payable	654	2,959
Payable for Investment Securities Purchased	—	393,332
Dividends Payable on Securities Sold Short	—	902
Other Accrued Expenses	7,749	3,221

Total Liabilities	35,305	421,699

Net Assets	$87,568	$23,872,128

NET ASSETS CONSIST OF:
Paid-in Capital	$100,781	$25,057,396
Total Accumulated Losses	(13,213)	(1,185,268)

Net Assets	$87,568	$23,872,128

Institutional Shares
Net Assets	N/A	$23,872,128
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	2,506,134

Net Asset Value, Offering and Redemption Price Per Share	N/A	$9.53

W Shares
Net Assets	$87,568	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,083	N/A

Net Asset Value, Offering and Redemption Price Per Share	$8.68	N/A

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

LGIMA Global Developed Equity Index Fund
Assets:
Investments, at Value (Cost $24,896,057)	$22,375,520

Cash and Cash Equivalents	187,059
Foreign Currency, at Value (Cost $84,508)	81,316
Dividends and Interest Receivable	35,642
Receivable from Investment Adviser	25,146
Prepaid Expenses	8,480
Reclaims Receivable	5,703

Total Assets	22,718,866

Liabilities:
Payable for Audit Expenses	10,397
Payable due to Custodian	8,596
Payable due to Administrator	8,219
Payable for Investment Securities Purchased	4,770
Payable for Capital Shares Redeemed	3,256
Chief Compliance Officer Fees Payable	2,883
Payable due to Trustees	1,695
Other Accrued Expenses	1,990

Total Liabilities	41,806

Net Assets	$22,677,060

NET ASSETS CONSIST OF:
Paid-in Capital	$25,221,896
Total Accumulated Losses	(2,544,836)

Net Assets	$22,677,060

Institutional Shares
Net Assets	$22,677,060
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,522,821

Net Asset Value, Offering and Redemption Price Per Share	$8.99

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
For the Period Ended
April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	LGIMA Long Duration U.S. Credit Fund(1)	LGIMA U.S. Credit Fund(2)

Investment Income
Interest	$371,780	$195,516

Total Investment Income	371,780	195,516

Expenses
Administration Fees - (Note 4)	49,589	35,890
Investment Advisory Fees - (Note 5)	25,935	18,444
Trustees’ Fees	6,284	4,646
Chief Compliance Officer Fees - (Note 3)	2,249	2,746
Deferred Offering Costs	27,374	14,829
Transfer Agent Fees - (Note 4)	24,432	10,733
Pricing Fees	16,202	13,974
Audit Fees	12,429	11,227
Legal Fees	9,256	5,122
Printing Fees	8,097	5,858
Custodian Fees - (Note 4)	7,385	2,038
Registration Fees	2,366	1,110
Insurance and Other Expenses	6,964	6,965

Total Expenses	198,562	133,582

Less:
Investment Advisory Fees Waived	(25,935)	(18,444)
Reimbursement of Expense from Investment Adviser	(138,805)	(91,081)

Net Expenses	33,822	24,057

Net Investment Income	337,958	171,459

Net Realized Loss on:
Investments	(328,801)	(345,162)

Net Realized Loss	(328,801)	(345,162)

Net Change in Unrealized Depreciation on:
Investments	(5,002,227)	(2,648,562)

Net Change in Unrealized Depreciation	(5,002,227)	(2,648,562)

Net Realized and Unrealized Loss on Investments	(5,331,028)	(2,993,724)

Net Decrease in Net Assets Resulting from Operations	$(4,993,070)	$(2,822,265)

(1)	Commenced operations on May 27, 2021.
(2)	Commenced operations on December 20, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
For the Period Ended
April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	LGIMA Retirement Income 2040 Fund(1)	LGIMA Cash Flow Matched Bond Fund(2)

Investment Income
Dividends	$751	$—
Interest	—	112,140

Total Investment Income	751	112,140

Expenses
Administration Fees - (Note 4)	26,507	35,890
Trustees’ Fees	932	4,999
Chief Compliance Officer Fees - (Note 3)	654	2,959
Investment Advisory Fees - (Note 5)	—	11,411
Deferred Offering Costs	25,267	14,803
Transfer Agent Fees - (Note 4)	12,819	10,568
Audit Fees	9,048	11,227
Custodian Fees - (Note 4)	2,386	764
Printing Fees	1,270	6,337
Legal Fees	1,027	5,528
Pricing Fees	603	3,047
Registration Fees	538	1,154
Insurance and Other Expenses	2,284	7,450

Total Expenses	83,335	116,137

Less:
Investment Advisory Fees Waived	—	(11,411)
Reimbursement of Expense from Investment Adviser	(83,335)	(87,171)

Net Expenses	—	17,555

Net Investment Income	751	94,585

Net Realized Loss on:
Investments	(3,176)	(73,711)
Futures Contracts	—	(38,594)

Net Realized Loss	(3,176)	(112,305)

Net Change in Unrealized Depreciation on:
Investments	(10,107)	(1,074,538)

Net Change in Unrealized Depreciation	(10,107)	(1,074,538)

Net Realized and Unrealized Loss on Investments	(13,283)	(1,186,843)

Net Decrease in Net Assets Resulting from Operations	$(12,532)	$(1,092,258)

(1)	Commenced operations on December 22, 2021.
(2)	Commenced operations on December 20, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
For the Period Ended
April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

LGIMA Global Developed Equity Index Fund(1)

Investment Income
Dividends	$177,947
Interest	12
Less: Foreign Taxes Withheld	(10,771)

Total Investment Income	167,188

Expenses
Administration Fees - (Note 4)	35,890
Investment Advisory Fees - (Note 5)	5,250
Trustees’ Fees	4,910
Chief Compliance Officer Fees - (Note 3)	2,883
Deferred Offering Costs	14,803
Transfer Agent Fees - (Note 4)	12,065
Audit Fees	10,397
Custodian Fees - (Note 4)	8,625
Pricing Fees	6,866
Printing Fees	6,166
Legal Fees	5,401
Registration Fees	1,155
Insurance and Other Expenses	7,337

Total Expenses	121,748

Less:
Investment Advisory Fees Waived	(5,250)
Reimbursement of Expense from Investment Adviser	(108,623)

Net Expenses	7,875

Net Investment Income	159,313

Net Realized Gain (Loss) on:
Investments	(5,971)
Futures Contracts	(9,423)
Foreign Currency Transactions	129

Net Realized Loss	(15,265)

Net Change in Unrealized Depreciation on:
Investments	(2,520,537)
Futures Contracts	(7,104)
Foreign Currency Translation	(4,466)

Net Change in Unrealized Depreciation	(2,532,107)

Net Realized and Unrealized Loss on Investments	(2,547,372)

Net Decrease in Net Assets Resulting from Operations	$(2,388,059)

(1)	Commenced operations on December 20, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENTS OF CHANGES IN NET ASSETS

	LGIMA Long Duration U.S. Credit Fund
	Six Months Ended April 30, 2022(1) (Unaudited)	Period Ended October 31, 2021
Operations:
Net Investment Income	$337,958	$231,768
Net Realized Gain (Loss) on Investments	(328,801)	132,833
Net Change in Unrealized Appreciation (Depreciation) on Investments	(5,002,227)	590,455

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,993,070)	955,056

Distributions
W Shares	(486,288)	(228,801)

Total Distributions	(486,288)	(228,801)

Capital Share Transactions:
W Shares:
Issued	6,069,122	20,000,099
Reinvestment of Dividends	486,290	228,801
Redeemed	(7,822)	—

Increase from W Shares Capital Share Transactions	6,547,590	20,228,900

Net Increase in Net Assets from Capital Share Transactions	6,547,590	20,228,900

Total Increase in Net Assets	1,068,232	20,955,155

Net Assets:
Beginning of Period	20,955,155	—

End of Period	$22,023,387	$20,955,155

Shares Issued and Redeemed:
W Shares:
Issued	618,515	2,000,010
Reinvestment of Dividends	50,828	22,033
Redeemed	(839)	—

Increase in Shares Outstanding from W Share Transactions	668,504	2,022,043

Net Increase in Shares Outstanding from Share Transactions	668,504	2,022,043

(1)	Commenced operations on May 27, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENT OF CHANGES IN NET ASSETS

LGIMA U.S. Credit Fund
Period Ended April 30, 2022(1)
Operations:
Net Investment Income	$171,459
Net Realized Loss on Investments	(345,162)
Net Change in Unrealized Depreciation on Investments	(2,648,562)

Net Decrease in Net Assets Resulting from Operations	(2,822,265)

Distributions
Institutional Shares	(169,295)

Total Distributions	(169,295)

Capital Share Transactions:
Institutional Shares:
Issued	23,617,195
Reinvestment of Dividends	169,295
Redeemed	(10,671)

Increase from Institutional Shares Capital Share Transactions	23,775,819

Net Increase in Net Assets from Capital Share Transactions	23,775,819

Total Increase in Net Assets	20,784,259

Net Assets:
Beginning of Period	—

End of Period	$20,784,259

Shares Issued and Redeemed:
Institutional Shares:
Issued	2,361,783
Reinvestment of Dividends	18,230
Redeemed	(1,148)

Increase in Shares Outstanding from Institutional Share Transactions	2,378,865

Net Increase in Shares Outstanding from Share Transactions	2,378,865

(1)	Commenced operations on December 20, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENT OF CHANGES IN NET ASSETS

LGIMA Retirement Income 2040 Fund
Period Ended April 30, 2022(1)
Operations:
Net Investment Income	$751
Net Realized Loss on Investments	(3,176)
Net Change in Unrealized Depreciation on Investments	(10,107)

Net Decrease in Net Assets Resulting from Operations	(12,532)

Distributions
W Shares	(681)

Total Distributions	(681)

Capital Share Transactions:
W Shares:
Issued	100,100
Reinvestment of Dividends	681
Redeemed	—

Increase from W Shares Capital Share Transactions	100,781

Net Increase in Net Assets from Capital Share Transactions	100,781

Total Increase in Net Assets	87,568

Net Assets:
Beginning of Period	—

End of Period	$87,568

Shares Issued and Redeemed:
W Shares:
Issued	10,010
Reinvestment of Dividends	73
Redeemed	—

Increase in Shares Outstanding from W Share Transactions	10,083

Net Increase in Shares Outstanding from Share Transactions	10,083

(1)	Commenced operations on December 22, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENT OF CHANGES IN NET ASSETS

LGIMA Cash Flow Matched Bond Fund
Period Ended April 30, 2022(1)
Operations:
Net Investment Income	$94,585
Net Realized Loss on Investments	(112,305)
Net Change in Unrealized Depreciation on Investments	(1,074,538)

Net Decrease in Net Assets Resulting from Operations	(1,092,258)

Distributions
Institutional Shares	(93,010)

Total Distributions	(93,010)

Capital Share Transactions:
Institutional Shares:
Issued	24,971,932
Reinvestment of Dividends	93,010
Redeemed	(7,546)

Increase from Institutional Shares Capital Share Transactions	25,057,396

Net Increase in Net Assets from Capital Share Transactions	25,057,396

Total Increase in Net Assets	23,872,128

Net Assets:
Beginning of Period	—

End of Period	$23,872,128

Shares Issued and Redeemed:
Institutional Shares:
Issued	2,497,338
Reinvestment of Dividends	9,571
Redeemed	(775)

Increase in Shares Outstanding from Institutional Share Transactions	2,506,134

Net Increase in Shares Outstanding from Share Transactions	2,506,134

(1)	Commenced operations on December 20, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENT OF CHANGES IN NET ASSETS

LGIMA Global Developed Equity Index Fund
Period Ended April 30, 2022(1)
Operations:
Net Investment Income	$159,313
Net Realized Loss on Investments	(15,265)
Net Change in Unrealized Depreciation on Investments	(2,532,107)

Net Decrease in Net Assets Resulting from Operations	(2,388,059)

Distributions
Institutional Shares	(156,777)

Total Distributions	(156,777)

Capital Share Transactions:
Institutional Shares:
Issued	25,097,598
Reinvestment of Dividends	156,778
Redeemed	(32,480)

Increase from Institutional Shares Capital Share Transactions	25,221,896

Net Increase in Net Assets from Capital Share Transactions	25,221,896

Total Increase in Net Assets	22,677,060

Net Assets:
Beginning of Period	—

End of Period	$22,677,060

Shares Issued and Redeemed:
Institutional Shares:
Issued	2,509,777
Reinvestment of Dividends	16,423
Redeemed	(3,379)

Increase in Shares Outstanding from Institutional Share Transactions	2,522,821

Net Increase in Shares Outstanding from Share Transactions	2,522,821

(1)	Commenced operations on December 20, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Long Duration U.S. Credit Fund

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	W Shares
	Six Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021 (1)
Net Asset Value, Beginning of Period/Year	$10.36	$10.00

Income from Operations:
Net Investment Income(2)	0.14	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(2.10)	0.35

Total from Operations	(1.96)	0.47

Dividends and Distributions from:
Net Investment Income	(0.14)	(0.11)
Net Realized Gains	(0.07)	—

Total Dividends and Distributions	(0.21)	(0.11)

Net Asset Value, End of Period/Year	$8.19	$10.36

Total Return †	(19.30)%	4.74%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$22,023	$20,955
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.30%**	0.30%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.76%**	2.47%**
Ratio of Net Investment Income to Average Net Assets	3.00%**	2.61%**
Portfolio Turnover Rate†	71%	42%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on May 27, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Institutional Shares
	Period Ended April 30, 2022(1)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.07
Net Realized and Unrealized Loss on Investments	(1.26)

Total from Operations	(1.19)

Dividends and Distributions from:
Net Investment Income	(0.07)

Total Dividends and Distributions	(0.07)

Net Asset Value, End of Period	$8.74

Total Return †	(12.56)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,784
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.30%	**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.67%	**
Ratio of Net Investment Income to Average Net Assets	2.12%	**
Portfolio Turnover Rate†	46%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 20, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
LGIMA Retirement Income 2040 Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

W Shares
Period Ended April 30, 2022(1)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.08
Net Realized and Unrealized Loss on Investments	(1.33)

Total from Operations	(1.25)

Dividends and Distributions from:
Net Investment Income	(0.07)

Total Dividends and Distributions	(0.07)

Net Asset Value, End of Period	$8.68

Total Return †	(12.56)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$88
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.00%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	249.92%**
Ratio of Net Investment Income to Average Net Assets	2.25%**
Portfolio Turnover Rate†	50%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 22, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

LGIMA Cash Flow Matched Bond Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

Institutional Shares
Period Ended April 30, 2022(1)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.04
Net Realized and Unrealized Loss on Investments	(0.47)

Total from Operations	(0.43)

Dividends and Distributions from:
Net Investment Income	(0.04)

Total Dividends and Distributions	(0.04)

Net Asset Value, End of Period	$9.53

Total Return †	(4.44)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$23,872
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.20%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.32%**
Ratio of Net Investment Income to Average Net Assets	1.07%**
Portfolio Turnover Rate†	12%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 20, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

LGIMA Cash Flow Matched Bond Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

Institutional Shares
Period Ended April 30, 2022(1)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.06
Net Realized and Unrealized Loss on Investments	(1.01)

Total from Operations	(0.95)

Dividends and Distributions from:
Net Investment Income	(0.06)

Total Dividends and Distributions	(0.06)

Net Asset Value, End of Period	$8.99

Total Return †	(9.51)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$22,677
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.09%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.39%**
Ratio of Net Investment Income to Average Net Assets	1.82%**
Portfolio Turnover Rate†	1%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 20, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the LGIM America Long Duration U.S. Credit Fund, LGIM U.S. Credit Fund, LGIM Retirement Income 2040 Fund, LGIM Cash Flow Matched Bond Fund and LGIM Global Developed Equity Index Fund (the “Funds”). The LGIM America Long Duration U.S. Credit Fund seeks to maximize total return through capital appreciation and current income. The LGIM U.S. Credit Fund seeks to maximize total return through capital appreciation and current income. The Fund primarily invests in investment-grade fixed income securities with an average portfolio duration that is within 10% of the Fund’s benchmark. The LGIM General Retirement Income 2040 Fund seeks to provide current income during the early and middle-years of retirement while ensuring capital is not exhausted prior to the Fund’s terminal date. The LGIM Cash Flow Matched Bond Fund seeks current income. The LGIM Global Developed Equity Index Fund seeks to provide investment results that, before fees and expenses, track the performance of the MSCI World Index. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

The Legal and General Long Duration U.S. Credit Fund commenced operations on May 27, 2021.

The Legal and General U.S. Credit Fund commenced operations on December 20, 2021.

The Legal and General Retirement Income 2040 Fund commenced operations on December 22, 2021.

The Legal and General Cash Flow Matched Bond Fund commenced operations on December 20, 2021.

The Legal and General Global Developed Equity Index Fund commenced operations on December 20, 2021.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2022, there were no fair valued securities.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the period ended April 30, 2022, the Funds incurred deferred offering costs of:

LGIMA Long Duration U.S. Credit Fund	$5,175
LGIMA Cash Flow Matched Bond Fund	$5,201
LGIMA Global Developed Equity Index Fund	$5,201

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute their net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2022, the Funds paid the following for these services:

LGIMA Long Duration U.S. Credit Fund	$49,589

LGIMA U.S. Credit Fund	$35,890

LGIMA Retirement Income 2040 Fund	$26,507

LGIMA Cash Flow Matched Bond Fund	$35,890

LGIMA Global Developed Equity Index Fund	$35,890

The LGIMA Long Duration U.S. Credit Fund has adopted a shareholder services plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the Fund’s Institutional Class Shares’ average net assets. W Class Shares do not have shareholder servicing fees. For the period ended April 30, 2022, the Institutional Class Shares had not commenced operations.

The LGIMA Retirement Income 2040 has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10%, 0.15% and 0.20% based on the average daily net assets of the Fund’s W Shares, Institutional Shares and R6 Shares, respectively. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. For the period ended April 30, 2022, the W Shares and R6 Shares had not commenced operations.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Legal & General Investment Management America, Inc., (the “Adviser”) provides investment advisory services to the Funds and the LGIMA U.S. Credit Fund at a fee, which is calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Funds, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding a certain portion of the Funds’ average daily net assets until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Funds the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2022. As of April 30, 2022, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $357,128, $109,525, $83,335, $98,582 and $113,873, for the LGIMA Long Duration U.S. Credit Fund, LGIMA U.S. Credit Fund, LGIMA Retirement Income 2040 Fund, LGIMA Cash Flow Matched Bond Fund and the LGIMA Global Developed Equity Index Fund all expiring in 2025, respectively.

Fund	Advisory Fee	Institutional Shares Expense Limitation	W Shares Expense Limitation	R6 Shares Expense Limitation

LGIMA Long Duration U.S. Credit Fund	0.23%	0.30%	0.30%	N/A

LGIMA U.S. Credit Fund	0.23%	0.30%	N/A	N/A

LGIMA Retirement Income 2040 Fund	0.15%	0.05%	0.00%	0.10%

LGIMA Cash Flow Matched Bond Fund	0.13%	0.20%	N/A	N/A

LGIMA Global Developed Equity Index Fund	0.06%	0.09%	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2022, were as follows:

	LGIMA Long Duration U.S. Credit Fund	LGIMA U.S. Credit Fund	LGIMA Retirement Income 2040 Fund

Purchases
U.S. Government	$12,476,632	$7,798,384	$—
Other	9,722,650	24,628,104	168,655
Sales
U.S. Government	$12,257,450	$6,577,605	$—
Other	3,524,055	2,981,894	51,957

	LGIMA Cash Flow Matched Bond Fund	LGIMA Global Developed Equity Index Fund

Purchases
U.S. Government	$—	$—
Other	23,519,768	25,195,217
Sales
U.S. Government	$—	$—
Other	2,377,375	24,129,201

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of foreign currency translations, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions declared during the period ended October 31, were as follows:

	Ordinary Income	Total
2021	$228,801	$228,801

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$153,245
Unrealized Appreciation	573,011
Other Temporary Differences	(1)

Total Distributable Earnings	$726,255

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the period ended October 31, 2021, the Fund did not utilize capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)

LGIMA Long Duration U.S. Credit Fund	$25,759,151	$170	$(4,411,942)	$(4,411,772)
LGIMA U.S. Credit Fund	23,108,420	158	(2,648,720)	(2,648,562)
LGIMA Retirement Income 2040 Fund	113,881	—	(10,107)	(10,107)
LGIMA Cash Flow Matched Bond Fund	24,808,218	280	(1,074,818)	(1,074,538)
LGIMA Global Developed Equity Index Fund	24,896,057	806,030	(3,326,567)	(2,520,537)

8. Other:

At April 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

Fund	No. of Shareholders	% Ownership

LGIMA Long Duration U.S. Credit Fund, W Shares	1	100%

LGIMA U.S. Credit Fund, Institutional Shares	1	100%

LGIMA Retirement Income 2040 Fund, W Shares	1	100%

LGIMA Cash Flow Matched Bond Fund, Institutional Shares	1	100%

LGIMA Global Developed Equity Index Fund, Institutional Shares	1	100%

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objective. You could lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Funds are set forth below.

Fixed Income Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

Active Management Risk — The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fails to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Funds’ holdings. As a result, the Funds will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Funds may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Funds’ assets tied up in lower interest debt obligations.

Valuation Risk — The risk that a security may be difficult to value. The Funds may value certain securities at a price higher than the price at which they can be sold.

Supranational Entities Risk — Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Funds may lose money on such investments.

Sector Focus Risk — Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Funds’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Industrials Sector Risk — A fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The Funds are subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Financials Sector Risk — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Funds.

New Fund Risk — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds are included in the prospectus and statement of additional information.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES (unaudited) (continued)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period
LGIMA Long Duration U.S. Credit Fund
Actual Fund Return
W Shares	$1,000.00	$807.00	0.30%	$1.34	*
Hypothetical 5% Return
W Shares	$1,000.00	$1,023.31	0.30%	$1.51

LGIMA U.S. Credit Fund (1)
Actual Fund Return
Institutional Shares	$1,000.00	$874.40	0.30%	$1.01	**
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.31	0.30%	$1.51

LGIMA Retirement Income 2040 Fund (2)
Actual Fund Return
W Shares	$1,000.00	$874.40	—%	$–	***
Hypothetical 5% Return
W Shares	$1,000.00	$1,024.79	—%	$–

LGIMA Cash Flow Matched Bond Fund (1)
Actual Fund Return
Institutional Shares	$1,000.00	$955.60	0.20%	$0.70	**
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.80	0.20%	$1.00

LGIMA Global Developed Equity Index Fund (1)
Actual Fund Return
Institutional Shares	$1,000.00	$904.90	0.09%	$0.31	**
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,024.35	0.09%	$0.45

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 131/365 (to reflect since inception to period end).

*** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 129/365 (to reflect since inception to period end).

(1) Commenced operations on December 20, 2021.

(2) Commenced operations on December 22, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 11, 2020 to decide whether to approve the Agreement for an initial two-year term (the “September 2020 Meeting”).1 The September 2020 Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the September 2020 Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the September 2020 Meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s performance in managing similar accounts to the Legal & General Global Developed Equity Index Fund, Legal & General Long Duration U.S. Credit Fund and Legal & General U.S. Credit Fund.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question-and-answer sessions at the September 2020 Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

1 The Legal & General Long Duration U.S. Credit Fund commenced operations on May 27, 2021. Accordingly, a discussion regarding the Board’s considerations of the Agreement at the September 2020 Meeting with respect to the Legal & General Long Duration U.S. Credit Fund was included in that Fund’s annual report to shareholders for the initial fiscal period ending October 31, 2021. The Legal & General Global Developed Equity Index Fund, Legal & General Cash Flow Matched Bond Fund and Legal & General U.S. Credit Fund each commenced operations on December 20, 2021, and the Legal & General Retirement Income 2040 Fund commenced operations on December 22, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

At the September 2020 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates to the Legal & General Global Developed Equity Index Fund, Legal & General Long Duration U.S. Credit Fund and Legal & General U.S. Credit Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2022 (Unaudited)

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

At a meeting held on December 16-17, 2021, the Board considered certain amendments to the Agreement relating to the standard of care under the Agreement and the parties’ obligations to indemnify each other for certain acts. When considering these amendments, the Board took into account, among other information, the information it received in connection with the September 2020 Meeting and discussions with representatives from the Funds’ administrator, counsel to the Funds and counsel to the Independent Trustees regarding the terms of the amendments. In particular, the Board considered, among other things, common practices in the U.S. mutual fund industry generally and specifically by funds offered through platforms similar to that provided by the Trust with respect to the standard of care and indemnification obligations applicable to parties providing services to mutual funds. The Board also took into account that the amendments would not change the fees paid under the Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the amendments to the Agreement were fair and reasonable. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Legal & General Investment Management

LGIMA Funds

P.O. Box 219009

Kansas City, MO 64121-9009

www.lgima.com/funds

Adviser:

Legal & General Investment Management America, Inc.

71 South Wacker Drive

Chicago, IL 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

LGI-SA-001-0100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items  12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022